UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09255

Wells Fargo Variable Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 9 of its series, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT Omega Growth Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Total Return Bond Fund. Each series had a December 31 fiscal year end.

Date of reporting period: March 31, 2014

ITEM 1. INVESTMENTS

Wells Fargo Advantage VT Discovery Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 98.56%

Consumer Discretionary : 18.82%

Auto Components : 1.60%
BorgWarner Incorporated	40,000	$2,458,800

Distributors : 1.47%
LKQ Corporation †	85,824	2,261,462

Hotels, Restaurants & Leisure : 2.21%
Domino’s Pizza Incorporated	29,600	2,278,312
Krispy Kreme Doughnuts Incorporated †	62,800	1,113,444

		3,391,756

Household Durables : 1.27%
Mohawk Industries Incorporated †	14,400	1,958,112

Internet & Catalog Retail : 1.62%
HomeAway Incorporated †	48,100	1,811,927
zulily Incorporated Class A †«	13,400	672,546

		2,484,473

Media : 1.65%
AMC Networks Incorporated Class A †	34,700	2,536,223

Specialty Retail : 5.45%
Advance Auto Parts Incorporated	12,889	1,630,459
DSW Incorporated Class A	32,986	1,182,878
Lithia Motors Incorporated Class A	22,000	1,462,120
Lumber Liquidators Holdings Incorporated †	21,500	2,016,700
Restoration Hardware Holdings Incorporated †	28,345	2,085,909

		8,378,066

Textiles, Apparel & Luxury Goods : 3.55%
Movado Group Incorporated	26,200	1,193,410
Skechers U.S.A. Incorporated Class A †	41,472	1,515,387
Under Armour Incorporated Class A †	24,000	2,751,360

		5,460,157

Consumer Staples : 4.84%

Beverages : 2.51%
Constellation Brands Incorporated Class A †	45,400	3,857,638

Food & Staples Retailing : 1.20%
United Natural Foods Incorporated †	25,900	1,836,828

Food Products : 1.13%
Annie’s Incorporated †«	43,287	1,739,705

Energy : 3.82%

Oil, Gas & Consumable Fuels : 3.82%
Bonanza Creek Energy Incorporated †	22,700	1,007,880
Delek US Holdings Incorporated	42,500	1,234,200
Diamondback Energy Incorporated †	24,300	1,635,633
Gulfport Energy Corporation †	27,999	1,992,969

		5,870,682

1

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage VT Discovery Fund

Security name	Shares	Value
Financials : 6.40%

Banks : 2.54%
First Republic Bank Corporation	28,500	$1,538,715
Texas Capital Bancshares Incorporated †	36,524	2,371,869

		3,910,584

Capital Markets : 2.32%
Affiliated Managers Group Incorporated †	9,400	1,880,470
SEI Investments Company	50,200	1,687,222

		3,567,692

Insurance : 0.91%
eHealth Incorporated †	27,400	1,391,920

Thrifts & Mortgage Finance : 0.63%
Ocwen Financial Corporation †	24,800	971,664

Health Care : 16.92%

Biotechnology : 7.40%
Alkermes plc †	34,800	1,534,332
Alnylam Pharmaceuticals Incorporated †	20,800	1,396,512
BioMarin Pharmaceutical Incorporated †	24,067	1,641,610
Cepheid Incorporated †	37,365	1,927,287
Insmed Incorporated †	55,700	1,060,528
Keryx Biopharmaceuticals Incorporated †«	71,112	1,211,748
Novavax Incorporated †	82,300	372,819
NPS Pharmaceuticals Incorporated †	31,355	938,455
Puma Biotechnology Incorporated †	8,300	864,362
Tekmira Pharmaceuticals Corporation †	20,192	433,926

		11,381,579

Health Care Equipment & Supplies : 2.38%
Cooper Companies Incorporated	15,100	2,074,136
Wright Medical Group Incorporated †	50,821	1,579,008

		3,653,144

Health Care Providers & Services : 1.27%
Envision Healthcare Holdings Incorporated †	57,735	1,953,175

Health Care Technology : 1.30%
athenahealth Incorporated †	12,500	2,003,000

Life Sciences Tools & Services : 0.77%
Bruker BioSciences Corporation †	52,100	1,187,359

Pharmaceuticals : 3.80%
GW Pharmaceuticals plc ADR †	8,000	474,960
Jazz Pharmaceuticals plc †	15,200	2,107,936
Mallinckrodt plc †	15,800	1,001,878
Salix Pharmaceuticals Limited †	21,700	2,248,337

		5,833,111

Industrials : 23.05%

Aerospace & Defense : 3.25%
B/E Aerospace Incorporated †	35,900	3,115,761

2

Wells Fargo Advantage VT Discovery Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Shares	Value
Aerospace & Defense (continued)
DigitalGlobe Incorporated †	64,794	$1,879,674
		4,995,435

Airlines : 2.53%
Copa Holdings SA Class A	17,000	2,468,230
Spirit Airlines Incorporated †	23,800	1,413,720

		3,881,950

Construction & Engineering : 1.44%
Quanta Services Incorporated †	60,100	2,217,690

Electrical Equipment : 0.83%
Acuity Brands Incorporated	9,600	1,272,672

Machinery : 6.98%
Chart Industries Incorporated †	19,900	1,583,045
Colfax Corporation †	29,442	2,100,098
Graco Incorporated	29,200	2,182,408
Proto Labs Incorporated †	27,000	1,827,090
Wabtec Corporation	39,200	3,038,000

		10,730,641

Professional Services : 4.35%
IHS Incorporated Class A †	21,644	2,629,746
The Advisory Board Company †	29,500	1,895,375
Towers Watson & Company Class A	19,000	2,166,950

		6,692,071

Road & Rail : 1.77%
Old Dominion Freight Line Incorporated †	47,900	2,717,846

Trading Companies & Distributors : 1.90%
United Rentals Incorporated †	30,700	2,914,658

Information Technology : 21.56%

Communications Equipment : 0.45%
Ubiquiti Networks Incorporated †	15,300	695,691

Electronic Equipment, Instruments & Components : 2.70%
Cognex Corporation †	54,200	1,835,212
FEI Company	22,400	2,307,648

		4,142,860

Internet Software & Services : 6.35%
ChannelAdvisor Corporation †	40,900	1,543,566
Cornerstone OnDemand Incorporated †	43,100	2,063,197
CoStar Group Incorporated †	11,979	2,236,958
Cvent Incorporated †	32,900	1,189,335
Shutterstock Incorporated †	18,201	1,321,575
Yelp Incorporated †	18,218	1,401,511

		9,756,142

IT Services : 4.29%
Alliance Data Systems Corporation †	8,400	2,288,580
Euronet Worldwide Incorporated †	42,200	1,755,098

3

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage VT Discovery Fund

Security name			Shares	Value
IT Services (continued)
Vantiv Incorporated Class A †			84,553	$2,555,192
				6,598,870

Semiconductors & Semiconductor Equipment : 0.85%
Cavium Incorporated †			29,900	1,307,527

Software : 5.92%
Aspen Technology Incorporated †			48,800	2,067,168
Fleetmatics Group plc †«			40,604	1,358,204
Guidewire Software Incorporated †			41,200	2,020,860
ServiceNow Incorporated †			34,586	2,072,393
Tableau Software Incorporated Class A †			20,715	1,575,997
				9,094,622

Technology Hardware, Storage & Peripherals : 1.00%
Stratasys Limited †«			14,528	1,541,276

Materials : 1.61%

Chemicals : 1.61%
W.R. Grace & Company †			24,900	2,469,333

Telecommunication Services : 1.54%

Wireless Telecommunication Services : 1.54%
SBA Communications Corporation Class A †			25,984	2,363,502

Total Common Stocks (Cost $120,061,985)				151,479,916

		Yield
Short-Term Investments : 4.93%

Investment Companies : 4.93%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	1,473,459	1,473,459
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.09	6,103,800	6,103,800
Total Short-Term Investments (Cost $7,577,259)				7,577,259

Total investments in securities (Cost $127,639,244)*	103.49%			159,057,175
Other assets and liabilities, net	(3.49)			(5,360,961)

Total net assets	100.00%			$153,696,214

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $127,728,118 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$33,430,196
Gross unrealized depreciation	(2,101,139)

Net unrealized appreciation	$31,329,057

4

Wells Fargo Advantage VT Discovery Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks
Consumer discretionary	$28,929,049	$0	$0	$28,929,049
Consumer staples	7,434,171	0	0	7,434,171
Energy	5,870,682	0	0	5,870,682
Financials	9,841,860	0	0	9,841,860
Health care	26,011,368	0	0	26,011,368
Industrials	35,422,963	0	0	35,422,963
Information technology	33,136,988	0	0	33,136,988
Materials	2,469,333	0	0	2,469,333
Telecommunication services	2,363,502	0	0	2,363,502
Short-term investments
Investment companies	1,473,459	6,103,800	0	7,577,259

	$152,953,375	$6,103,800	$0	$159,057,175

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 59.70%

Consumer Discretionary : 7.20%

Auto Components : 0.25%

BorgWarner Incorporated	714	$43,890
Delphi Automotive plc	873	59,242
Johnson Controls Incorporated	2,080	98,426
The Goodyear Tire & Rubber Company	776	20,277

		221,835

Automobiles : 0.43%

Ford Motor Company	12,353	192,707
General Motors Company	4,083	140,537
Harley-Davidson Incorporated	689	45,894

		379,138

Distributors : 0.05%
Genuine Parts Company	481	41,775

Diversified Consumer Services : 0.04%

Graham Holdings Company Class B	13	9,149
H&R Block Incorporated	858	25,903

		35,052

Hotels, Restaurants & Leisure : 1.02%

Carnival Corporation	1,372	51,944
Chipotle Mexican Grill Incorporated †	97	55,101
Darden Restaurants Incorporated	411	20,862
International Game Technology	772	10,854
Marriott International Incorporated Class A	692	38,766
McDonald’s Corporation	3,100	303,893
Starbucks Corporation	2,367	173,690
Starwood Hotels & Resorts Worldwide Incorporated	600	47,760
Wyndham Worldwide Corporation	401	29,365
Wynn Resorts Limited	253	56,204
Yum! Brands Incorporated	1,387	104,566

		893,005

Household Durables : 0.24%

D.R. Horton Incorporated	891	19,290
Garmin Limited «	385	21,275
Harman International Industries Incorporated	212	22,557
Leggett & Platt Incorporated	434	14,166
Lennar Corporation	550	21,791
Mohawk Industries Incorporated †	191	25,972
Newell Rubbermaid Incorporated	873	26,103
Pulte Homes Incorporated	1,074	20,610
Whirlpool Corporation	242	36,169

		207,933

Internet & Catalog Retail : 0.81%

Amazon.com Incorporated †	1,165	392,046
Expedia Incorporated	320	23,200
Netflix Incorporated †	187	65,830
priceline.com Incorporated †	163	194,278

1

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund

Security name	Shares	Value
Internet & Catalog Retail (continued)
TripAdvisor Incorporated †	347	$31,435

		706,789

Leisure Products : 0.07%
Hasbro Incorporated	364	20,246
Mattel Incorporated	1,066	42,757

		63,003

Media : 2.13%
Cablevision Systems Corporation New York Group Class A	670	11,303
CBS Corporation Class B	1,728	106,790
Comcast Corporation Class A	8,164	408,363
DIRECTV Group Incorporated †	1,484	113,407
Discovery Communications Incorporated Class A †	696	57,559
Gannett Company Incorporated	712	19,651
Interpublic Group of Companies Incorporated	1,328	22,762
News Corporation Class A †	1,559	26,846
Omnicom Group Incorporated	808	58,661
Scripps Networks Interactive Incorporated	343	26,037
Time Warner Cable Incorporated	869	119,209
Time Warner Incorporated	2,796	182,663
Twenty-First Century Fox Incorporated	6,078	194,314
Viacom Incorporated Class B	1,248	106,068
Walt Disney Company	5,103	408,597

		1,862,230

Multiline Retail : 0.41%
Dollar General Corporation †	922	51,153
Dollar Tree Incorporated †	651	33,969
Family Dollar Stores Incorporated	299	17,345
Kohl’s Corporation	630	35,784
Macy’s Incorporated	1,154	68,421
Nordstrom Incorporated	448	27,978
Target Corporation	1,979	119,749

		354,399

Specialty Retail : 1.28%
AutoNation Incorporated †	197	10,486
AutoZone Incorporated †	105	56,396
Bed Bath & Beyond Incorporated †	666	45,821
Best Buy Company Incorporated	856	22,607
CarMax Incorporated †	699	32,713
GameStop Corporation Class A	362	14,878
Gap Incorporated	829	33,210
Home Depot Incorporated	4,410	348,963
L Brands Incorporated	763	43,316
Lowe’s Companies Incorporated	3,275	160,148
O’Reilly Automotive Incorporated †	333	49,414
PetSmart Incorporated «	324	22,320
Ross Stores Incorporated	673	48,153
Staples Incorporated	2,038	23,111
Tiffany & Company	345	29,722
TJX Companies Incorporated	2,227	135,068
Tractor Supply Company	436	30,795
Urban Outfitters Incorporated †	341	12,436

		1,119,557

2

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods : 0.47%

Coach Incorporated	869	$43,155
Fossil Group Incorporated †	150	17,492
Michael Kors Holdings Limited †	562	52,418
Nike Incorporated Class B	2,329	172,020
PVH Corporation	255	31,816
Ralph Lauren Corporation	185	29,772
VF Corporation	1,103	68,254

		414,927

Consumer Staples : 5.73%

Beverages : 1.28%
Beam Incorporated	518	43,149
Brown-Forman Corporation Class B	507	45,473
Coca-Cola Enterprises Incorporated	744	35,533
Constellation Brands Incorporated Class A †	523	44,439
Dr Pepper Snapple Group Incorporated	618	33,656
Molson Coors Brewing Company	496	29,195
Monster Beverage Corporation †	423	29,377
PepsiCo Incorporated	4,769	398,212
The Coca-Cola Company	11,868	458,817

		1,117,851

Food & Staples Retailing : 1.40%
Costco Wholesale Corporation	1,377	153,783
CVS Caremark Corporation	3,703	277,207
Safeway Incorporated	721	26,634
Sysco Corporation	1,832	66,190
The Kroger Company	1,617	70,582
Wal-Mart Stores Incorporated	5,067	387,271
Walgreen Company	2,738	180,790
Whole Foods Market Incorporated	1,165	59,077

		1,221,534

Food Products : 0.93%
Archer Daniels Midland Company	2,061	89,427
Campbell Soup Company	559	25,088
ConAgra Foods Incorporated	1,316	40,835
General Mills Incorporated	1,956	101,360
Hormel Foods Corporation	421	20,743
JM Smucker Company	324	31,506
Kellogg Company	804	50,419
Kraft Foods Group Incorporated	1,867	104,739
McCormick & Company Incorporated	411	29,485
Mead Johnson Nutrition Company	631	52,461
Mondelez International Incorporated Class A	5,327	184,048
The Hershey Company	469	48,964
Tyson Foods Incorporated Class A	841	37,012

		816,087

Household Products : 1.18%
Clorox Company	406	35,732
Colgate-Palmolive Company	2,734	177,355
Kimberly-Clark Corporation	1,188	130,977
Procter & Gamble Company	8,492	684,455

		1,028,519

3

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund

Security name	Shares	Value
Personal Products : 0.08%
Avon Products Incorporated	1,359	$19,896
Estee Lauder Companies Incorporated Class A	800	53,504

		73,400

Tobacco : 0.86%
Altria Group Incorporated	6,242	233,638
Lorillard Incorporated	1,134	61,327
Philip Morris International	4,965	406,485
Reynolds American Incorporated	975	52,085

		753,535

Energy : 6.06%

Energy Equipment & Services : 1.16%
Baker Hughes Incorporated	1,369	89,012
Cameron International Corporation †	678	41,880
Diamond Offshore Drilling Incorporated	217	10,581
Ensco plc Class A	731	38,582
FMC Technologies Incorporated †	739	38,642
Halliburton Company	2,665	156,942
Helmerich & Payne Incorporated	336	36,140
Nabors Industries Limited	817	20,139
National Oilwell Varco Incorporated	1,342	104,502
Noble Corporation plc	796	26,061
Rowan Companies plc †	389	13,102
Schlumberger Limited	4,094	399,165
Transocean Limited «	1,062	43,903

		1,018,651

Oil, Gas & Consumable Fuels : 4.90%
Anadarko Petroleum Corporation	1,577	133,667
Apache Corporation	1,236	102,526
Cabot Oil & Gas Corporation	1,322	44,789
Chesapeake Energy Corporation	1,586	40,633
Chevron Corporation	5,979	710,963
ConocoPhillips Company	3,840	270,144
CONSOL Energy Incorporated	717	28,644
Denbury Resources Incorporated	1,114	18,270
Devon Energy Corporation	1,199	80,249
EOG Resources Incorporated	855	167,725
EQT Corporation	472	45,770
Exxon Mobil Corporation	13,535	1,322,099
Hess Corporation	855	70,862
Kinder Morgan Incorporated	2,098	68,164
Marathon Oil Corporation	2,182	77,505
Marathon Petroleum Corporation	922	80,251
Murphy Oil Corporation	539	33,882
Newfield Exploration Company †	427	13,391
Noble Energy Incorporated	1,127	80,062
Occidental Petroleum Corporation	2,489	237,177
ONEOK Incorporated	650	38,513
Peabody Energy Corporation	849	13,873
Phillips 66	1,840	141,790
Pioneer Natural Resources Company	447	83,652
QEP Resources Incorporated	561	16,516
Range Resources Corporation	512	42,481
Southwestern Energy Company †	1,105	50,841
Spectra Energy Corporation	2,099	77,537
Tesoro Corporation	412	20,843
The Williams Companies Incorporated	2,143	86,963

4

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corporation	1,668	$88,571

		4,288,353

Financials : 9.82%

Banks : 2.30%
Branch Banking & Trust Corporation	2,226	89,418
Citigroup Incorporated	9,511	452,724
Comerica Incorporated	570	29,526
Fifth Third Bancorp	2,667	61,208
Huntington Bancshares Incorporated	2,603	25,952
KeyCorp	2,785	39,658
M&T Bank Corporation	410	49,733
PNC Financial Services Group Incorporated	1,672	145,464
Regions Financial Corporation	4,446	49,395
SunTrust Banks Incorporated	1,674	66,608
US Bancorp	5,708	244,645
Wells Fargo & Company (l)	14,947	743,464
Zions Bancorporation	579	17,937

		2,015,732

Capital Markets : 1.29%
Ameriprise Financial Incorporated	597	65,712
Bank of New York Mellon Corporation	3,555	125,456
BlackRock Incorporated	393	123,591
Charles Schwab Corporation	3,660	100,028
E*TRADE Financial Corporation †	903	20,787
Franklin Resources Incorporated	1,264	68,484
Goldman Sachs Group Incorporated	1,318	215,954
Invesco Limited	1,356	50,172
Legg Mason Incorporated	328	16,085
Morgan Stanley	4,393	136,930
Northern Trust Corporation	698	45,761
State Street Corporation	1,351	93,962
T. Rowe Price Group Incorporated	821	67,609

		1,130,531

Consumer Finance : 0.59%
American Express Company	2,862	257,666
Capital One Financial Corporation	1,794	138,425
Discover Financial Services	1,474	85,772
SLM Corporation	1,342	32,852

		514,715

Diversified Financial Services : 2.62%
Bank of America Corporation	33,102	569,354
Berkshire Hathaway Incorporated Class B †	5,638	704,581
CME Group Incorporated	988	73,122
IntercontinentalExchange Group Incorporated	360	71,219
JPMorgan Chase & Company	11,861	720,081
Leucadia National Corporation	980	27,440
McGraw-Hill Financial Incorporated	849	64,779
Moody’s Corporation	589	46,719
The NASDAQ OMX Group Incorporated	366	13,520

		2,290,815

5

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund

Security name	Shares	Value
Insurance : 1.71%
ACE Limited	1,054	$104,409
AFLAC Incorporated	1,427	89,958
Allstate Corporation	1,400	79,212
American International Group Incorporated	4,585	229,296
Aon plc	943	79,476
Assurant Incorporated	224	14,551
Chubb Corporation	769	68,672
Cincinnati Financial Corporation	460	22,384
Genworth Financial Incorporated †	1,551	27,499
Lincoln National Corporation	826	41,853
Loews Corporation	958	42,200
Marsh & McLennan Companies Incorporated	1,717	84,648
MetLife Incorporated	3,519	185,803
Principal Financial Group Incorporated	861	39,597
Prudential Financial Incorporated	1,450	122,743
The Hartford Financial Services Group Incorporated	1,398	49,307
The Progressive Corporation	1,715	41,537
The Travelers Companies Incorporated	1,103	93,865
Torchmark Corporation	277	21,800
UnumProvident Corporation	812	28,672
XL Group plc	864	27,000

		1,494,482

Real Estate Management & Development : 0.03%
CBRE Group Incorporated †	873	23,946

REITs : 1.25%
American Tower Corporation	1,237	101,273
Apartment Investment & Management Company Class A	457	13,811
AvalonBay Communities Incorporated	380	49,902
Boston Properties Incorporated	479	54,860
Crown Castle International Corporation	1,046	77,174
Equity Residential	1,051	60,947
General Growth Properties Incorporated	1,633	35,926
HCP Incorporated	1,431	55,508
Health Care REIT Incorporated	908	54,117
Host Hotels & Resorts Incorporated	2,370	47,969
Kimco Realty Corporation	1,283	28,072
Plum Creek Timber Company	554	23,290
Prologis Incorporated	1,564	63,858
Public Storage Incorporated	453	76,326
Simon Property Group Incorporated	984	161,376
The Macerich Company	440	27,425
Ventas Incorporated	921	55,785
Vornado Realty Trust	545	53,715
Weyerhaeuser Company	1,830	53,711

		1,095,045

Thrifts & Mortgage Finance : 0.03%
Hudson City Bancorp Incorporated	1,489	14,637
People’s United Financial Incorporated	971	14,439

		29,076

Health Care : 7.99%

Biotechnology : 1.44%
Alexion Pharmaceuticals Incorporated †	619	94,168
Amgen Incorporated	2,365	291,699
Biogen Idec Incorporated †	740	226,344
Celgene Corporation †	1,271	177,432
Gilead Sciences Incorporated †	4,818	341,403

6

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Shares	Value
Biotechnology (continued)
Regeneron Pharmaceuticals Incorporated †	246	$73,869
Vertex Pharmaceuticals Incorporated †	738	52,191

		1,257,106

Health Care Equipment & Supplies : 1.26%
Abbott Laboratories	4,833	186,119
Baxter International Incorporated	1,701	125,160
Becton Dickinson & Company	604	70,716
Boston Scientific Corporation †	4,147	56,067
C.R. Bard Incorporated	242	35,811
CareFusion Corporation †	652	26,223
Covidien plc	1,411	103,934
DENTSPLY International Incorporated	444	20,442
Edwards Lifesciences Corporation †	335	24,847
Intuitive Surgical Incorporated †	119	52,121
Medtronic Incorporated	3,134	192,866
St. Jude Medical Incorporated	889	58,132
Stryker Corporation	923	75,197
Varian Medical Systems Incorporated †	324	27,213
Zimmer Holdings Incorporated	530	50,127

		1,104,975

Health Care Providers & Services : 1.25%
Aetna Incorporated	1,136	85,166
AmerisourceBergen Corporation	717	47,028
Cardinal Health Incorporated	1,073	75,089
Cigna Corporation	856	71,673
DaVita HealthCare Partners Incorporated †	554	38,143
Express Scripts Holding Company †	2,430	182,469
Humana Incorporated	482	54,331
Laboratory Corporation of America Holdings †	267	26,222
McKesson Corporation	720	127,130
Patterson Companies Incorporated	256	10,691
Quest Diagnostics Incorporated	452	26,180
Tenet Healthcare Corporation †	303	12,971
UnitedHealth Group Incorporated	3,098	254,005
WellPoint Incorporated	884	88,002

		1,099,100

Health Care Technology : 0.06%
Cerner Corporation †	926	52,088

Life Sciences Tools & Services : 0.29%
Agilent Technologies Incorporated	1,044	58,380
PerkinElmer Incorporated	353	15,906
Thermo Fisher Scientific Incorporated	1,227	147,534
Waters Corporation †	266	28,837

		250,657

Pharmaceuticals : 3.69%
AbbVie Incorporated	4,975	255,715
Actavis plc †	545	112,188
Allergan Incorporated	934	115,909
Bristol-Myers Squibb Company	5,149	267,491
Eli Lilly & Company	3,086	181,642
Forest Laboratories Incorporated †	746	68,833
Hospira Incorporated †	521	22,533
Johnson & Johnson	8,860	870,318

7

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund

Security name	Shares	Value
Pharmaceuticals (continued)
Merck & Company Incorporated	9,211	$522,908
Mylan Laboratories Incorporated †	1,165	56,887
Perrigo Company plc	418	64,648
Pfizer Incorporated	19,993	642,175
Zoetis Incorporated	1,566	45,320

		3,226,567

Industrials : 6.37%

Aerospace & Defense : 1.66%
General Dynamics Corporation	1,018	110,881
Honeywell International Incorporated	2,456	227,819
L-3 Communications Holdings Incorporated	268	31,664
Lockheed Martin Corporation	845	137,938
Northrop Grumman Corporation	678	83,652
Precision Castparts Corporation	455	115,006
Raytheon Company	985	97,308
Rockwell Collins Incorporated	423	33,700
Textron Incorporated	884	34,732
The Boeing Company	2,142	268,800
United Technologies Corporation	2,637	308,107

		1,449,607

Air Freight & Logistics : 0.44%
C.H. Robinson Worldwide Incorporated	465	24,361
Expeditors International of Washington Incorporated	634	25,125
FedEx Corporation	919	121,823
United Parcel Service Incorporated Class B	2,225	216,671

		387,980

Airlines : 0.16%
Delta Air Lines Incorporated	2,660	92,169
Southwest Airlines Company	2,198	51,895

		144,064

Building Products : 0.05%
Allegion plc	281	14,660
Masco Corporation	1,116	24,786

		39,446

Commercial Services & Supplies : 0.28%
Cintas Corporation	315	18,777
Iron Mountain Incorporated	534	14,722
Pitney Bowes Incorporated	634	16,478
Republic Services Incorporated	846	28,899
Stericycle Incorporated †	266	30,223
The ADT Corporation	574	17,191
Tyco International Limited	1,441	61,098
Waste Management Incorporated	1,354	56,963

		244,351

Construction & Engineering : 0.10%
Fluor Corporation	502	39,020
Jacobs Engineering Group Incorporated †	413	26,226
Quanta Services Incorporated †	681	25,129

		90,375

8

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Shares	Value
Electrical Equipment : 0.45%
AMETEK Incorporated	767	$39,493
Eaton Corporation plc	1,488	111,779
Emerson Electric Company	2,202	147,094
Rockwell Automation Incorporated	434	54,055
Roper Industries Incorporated	311	41,522

		393,943

Industrial Conglomerates : 1.40%
3M Company	1,972	267,522
Danaher Corporation	1,881	141,075
General Electric Company	31,426	813,619

		1,222,216

Machinery : 1.05%
Caterpillar Incorporated	1,997	198,442
Cummins Incorporated	543	80,902
Deere & Company	1,157	105,056
Dover Corporation	532	43,491
Flowserve Corporation	430	33,686
Illinois Tool Works Incorporated	1,224	99,548
Ingersoll-Rand plc	810	46,364
Joy Global Incorporated «	313	18,154
Paccar Incorporated	1,109	74,791
Pall Corporation	344	30,778
Parker Hannifin Corporation	467	55,905
Pentair Limited	618	49,032
Snap-On Incorporated	182	20,653
Stanley Black & Decker Incorporated	487	39,564
Xylem Incorporated	578	21,051

		917,417

Professional Services : 0.11%
Dun & Bradstreet Corporation	117	11,624
Equifax Incorporated	382	25,987
Nielsen Holdings NV	890	39,721
Robert Half International Incorporated	430	18,039

		95,371

Road & Rail : 0.57%
CSX Corporation	3,155	91,400
Kansas City Southern	345	35,211
Norfolk Southern Corporation	969	94,158
Ryder System Incorporated	167	13,347
Union Pacific Corporation	1,425	267,416

		501,532

Trading Companies & Distributors : 0.10%
Fastenal Company «	855	42,169
W.W. Grainger Incorporated	192	48,511

		90,680

Information Technology : 11.13%

Communications Equipment : 1.04%
Cisco Systems Incorporated	16,135	361,585

9

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund

Security name	Shares	Value
Communications Equipment (continued)
F5 Networks Incorporated †	236	$25,165
Harris Corporation	334	24,435
Juniper Networks Incorporated †	1,569	40,417
Motorola Solutions Incorporated	707	45,453
QUALCOMM Incorporated	5,296	417,643

		914,698

Electronic Equipment, Instruments & Components : 0.27%
Amphenol Corporation Class A	495	45,367
Corning Incorporated	4,360	90,775
FLIR Systems Incorporated	441	15,876
Jabil Circuit Incorporated	588	10,584
TE Connectivity Limited	1,285	77,370

		239,972

Internet Software & Services : 1.91%
Akamai Technologies Incorporated †	559	32,539
eBay Incorporated †	3,649	201,571
Facebook Incorporated Class A †	5,350	322,284
Google Incorporated Class A	884	985,227
VeriSign Incorporated †	393	21,187
Yahoo! Incorporated †	2,940	105,546

		1,668,354

IT Services : 2.13%
Accenture plc	1,994	158,962
Alliance Data Systems Corporation †	166	45,227
Automatic Data Processing Incorporated	1,509	116,585
Cognizant Technology Solutions Corporation Class A †	1,902	96,260
Computer Sciences Corporation	456	27,734
Fidelity National Information Services Incorporated	910	48,640
Fiserv Incorporated †	797	45,182
International Business Machines Corporation	3,066	590,174
MasterCard Incorporated Class A	3,196	238,741
Paychex Incorporated	1,015	43,239
Teradata Corporation †	498	24,497
Total System Services Incorporated	517	15,722
Visa Incorporated Class A	1,587	342,570
Western Union Company	1,716	28,074
Xerox Corporation	3,488	39,414

		1,861,021

Semiconductors & Semiconductor Equipment : 1.26%
Altera Corporation	994	36,023
Analog Devices Incorporated	978	51,971
Applied Materials Incorporated	3,793	77,453
Broadcom Corporation Class A	1,728	54,397
First Solar Incorporated †	221	15,424
Intel Corporation	15,573	401,939
KLA-Tencor Corporation	521	36,022
Lam Research Corporation †	508	27,940
Linear Technology Corporation	739	35,982
LSI Corporation	1,748	19,350
Microchip Technology Incorporated «	623	29,754
Micron Technology Incorporated †	3,323	78,622
NVIDIA Corporation	1,736	31,092
Texas Instruments Incorporated	3,396	160,121

10

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Xilinx Incorporated	836	$45,370

		1,101,460

Software : 2.15%
Adobe Systems Incorporated †	1,454	95,586
Autodesk Incorporated †	711	34,967
CA Incorporated	1,009	31,249
Citrix Systems Incorporated †	575	33,022
Electronic Arts Incorporated †	969	28,111
Intuit Incorporated	887	68,947
Microsoft Corporation	23,660	969,823
Oracle Corporation	10,846	443,710
Red Hat Incorporated †	593	31,417
Salesforce.com Incorporated †	1,758	100,364
Symantec Corporation	2,166	43,255

		1,880,451

Technology Hardware, Storage & Peripherals : 2.37%
Apple Incorporated	2,793	1,499,115
EMC Corporation	6,344	173,889
Hewlett-Packard Company	5,936	192,089
NetApp Incorporated	1,037	38,265
SanDisk Corporation	706	57,320
Seagate Technology plc	1,029	57,789
Western Digital Corporation	658	60,418

		2,078,885

Materials : 2.10%

Chemicals : 1.56%
Air Products & Chemicals Incorporated	663	78,924
Airgas Incorporated	208	22,154
CF Industries Holdings Incorporated	173	45,091
Dow Chemical Company	3,808	185,031
E.I. du Pont de Nemours & Company	2,903	194,791
Eastman Chemical Company	477	41,122
Ecolab Incorporated	848	91,576
FMC Corporation	416	31,849
International Flavors & Fragrances Incorporated	254	24,300
LyondellBasell Industries NV Class A	1,352	120,247
Monsanto Company	1,644	187,038
Mosaic Company	1,061	53,050
PPG Industries Incorporated	433	83,768
Praxair Incorporated	920	120,492
Sherwin-Williams Company	267	52,634
Sigma-Aldrich Corporation	374	34,924

		1,366,991

Construction Materials : 0.03%
Vulcan Materials Company	408	27,112

Containers & Packaging : 0.13%
Avery Dennison Corporation	300	15,201
Ball Corporation	440	24,116
Bemis Company Incorporated	318	12,478
MeadWestvaco Corporation	547	20,589
Owens-Illinois Incorporated †	515	17,422

11

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund

Security name	Shares	Value
Containers & Packaging (continued)
Sealed Air Corporation	614	$20,182

		109,988

Metals & Mining : 0.31%
Alcoa Incorporated	3,375	43,436
Allegheny Technologies Incorporated	338	12,736
Cliffs Natural Resources Incorporated «	479	9,800
Freeport-McMoRan Copper & Gold Incorporated Class B	3,252	107,544
Newmont Mining Corporation	1,559	36,543
Nucor Corporation	996	50,338
United States Steel Corporation	453	12,507

		272,904

Paper & Forest Products : 0.07%
International Paper Company	1,374	63,039

Telecommunication Services : 1.47%

Diversified Telecommunication Services : 1.47%
AT&T Incorporated	16,309	571,957
CenturyLink Incorporated	1,810	59,440
Frontier Communications Corporation «	3,131	17,847
Verizon Communications Incorporated	12,971	617,030
Windstream Holdings Incorporated «	1,866	15,376

		1,281,650

Utilities : 1.83%

Electric Utilities : 1.04%
American Electric Power Company Incorporated	1,527	77,358
Duke Energy Corporation	2,212	157,539
Edison International	1,020	57,742
Entergy Corporation	559	37,369
Exelon Corporation	2,685	90,109
FirstEnergy Corporation	1,311	44,613
NextEra Energy Incorporated	1,363	130,330
Northeast Utilities	988	44,954
Pepco Holdings Incorporated	784	16,056
Pinnacle West Capital Corporation	345	18,858
PPL Corporation	1,975	65,452
The Southern Company	2,781	122,197
Xcel Energy Incorporated	1,560	47,362

		909,939

Gas Utilities : 0.02%
AGL Resources Incorporated	372	18,213

Independent Power & Renewable Electricity Producers : 0.07%
AES Corporation	2,063	29,460
NRG Energy Incorporated	1,018	32,372

		61,832

Multi-Utilities : 0.70%
Ameren Corporation	759	31,271
CenterPoint Energy Incorporated	1,343	31,816
CMS Energy Corporation	835	24,449
Consolidated Edison Incorporated	917	49,197
Dominion Resources Incorporated	1,821	129,273

12

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Shares	Value
Multi-Utilities (continued)
DTE Energy Company	554	$41,157
Integrys Energy Group Incorporated	250	14,913
NiSource Incorporated	983	34,926
PG&E Corporation	1,433	61,906
Public Service Enterprise Group Incorporated	1,585	60,452
SCANA Corporation	442	22,683
Sempra Energy	712	68,893
TECO Energy Incorporated	641	10,993
Wisconsin Energy Corporation	707	32,899

		614,828

Total Common Stocks (Cost $31,967,738)		52,250,727

	Interest rate	Maturity date	Principal
U.S. Treasury Securities : 37.78%
U.S. Treasury Bond	2.75%	8-15-2042	$1,079,000	921,196
U.S. Treasury Bond	2.75	11-15-2042	992,000	845,060
U.S. Treasury Bond	2.88	5-15-2043	1,416,000	1,235,681
U.S. Treasury Bond	3.00	5-15-2042	862,000	777,012
U.S. Treasury Bond	3.13	11-15-2041	1,729,000	1,602,297
U.S. Treasury Bond	3.13	2-15-2042	1,025,000	948,606
U.S. Treasury Bond	3.13	2-15-2043	1,236,000	1,137,506
U.S. Treasury Bond	3.50	2-15-2039	996,000	998,957
U.S. Treasury Bond	3.63	8-15-2043	1,348,000	1,364,429
U.S. Treasury Bond	3.63	2-15-2044	250,000	252,891
U.S. Treasury Bond	3.75	8-15-2041	2,115,000	2,203,236
U.S. Treasury Bond	3.75	11-15-2043	985,000	1,019,782
U.S. Treasury Bond	3.88	8-15-2040	1,718,000	1,830,744
U.S. Treasury Bond	4.25	5-15-2039	1,241,000	1,404,657
U.S. Treasury Bond	4.25	11-15-2040	1,930,000	2,185,725
U.S. Treasury Bond	4.38	2-15-2038	428,000	493,203
U.S. Treasury Bond	4.38	11-15-2039	1,734,000	2,001,144
U.S. Treasury Bond	4.38	5-15-2040	1,951,000	2,252,490
U.S. Treasury Bond	4.38	5-15-2041	1,580,000	1,826,134
U.S. Treasury Bond	4.50	2-15-2036	916,000	1,074,869
U.S. Treasury Bond	4.50	5-15-2038	552,000	647,910
U.S. Treasury Bond	4.50	8-15-2039	1,098,000	1,291,180
U.S. Treasury Bond	4.63	2-15-2040	1,785,000	2,139,490
U.S. Treasury Bond	4.75	2-15-2037	319,000	387,535
U.S. Treasury Bond	4.75	2-15-2041	1,390,000	1,700,361
U.S. Treasury Bond	5.00	5-15-2037	421,000	528,617

Total U.S. Treasury Securities (Cost $31,133,073)				33,070,712

Short-Term Investments : 2.44%

	Yield		Shares
Investment Companies : 1.59%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07		1,198,231	1,198,231
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.09		196,875	196,875

				1,395,106

			Principal
U.S. Treasury Securities : 0.85%
U.S. Treasury Bill #(z)	0.04	4-24-2014	$743,000	742,981

Total Short-Term Investments (Cost $2,138,087)				2,138,087

13

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund

Total investments in securities (Cost $65,238,898)*	99.92%	87,459,526
Other assets and liabilities, net	0.08	68,321

Total net assets	100.00%	$87,527,847

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $67,621,330 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$23,455,363
Gross unrealized depreciation	(3,617,167)

Net unrealized appreciation	$19,838,196

14

Wells Fargo Advantage VT Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks
Consumer discretionary	$6,299,643	$0	$0	$6,299,643
Consumer staples	5,010,926	0	0	5,010,926
Energy	5,307,004	0	0	5,307,004
Financials	8,594,342	0	0	8,594,342
Health care	6,990,493	0	0	6,990,493
Industrials	5,576,982	0	0	5,576,982
Information technology	9,744,841	0	0	9,744,841
Materials	1,840,034	0	0	1,840,034
Telecommunication services	1,281,650	0	0	1,281,650
Utilities	1,604,812	0	0	1,604,812
U.S. Treasury securities	33,070,712	0	0	33,070,712

Short-term investments
Investment companies	1,198,231	196,875	0	1,395,106
U.S. Treasury securities	0	742,981	0	742,981

	$86,519,670	$939,856	$0	$87,459,526

As of March 31, 2014, the inputs used in valuing the Fund’s other financial instruments were as follows:

	Quoted prices (Level 1)		Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts	$11,051	*	$0	$0	$11,051

*	Amount represents the net unrealized gains.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of March 31, 2014, the Fund entered into futures contracts to gain market exposure to certain asset classes in accordance with an active asset allocation strategy.

At March 31, 2014, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at March 31, 2014	Unrealized gains (losses)
6-19-2014	Goldman Sachs	23 Long	S&P 500 Index	$10,721,450	$142,784
6-19-2014	Goldman Sachs	74 Short	U.S. Treasury Bonds	9,858,188	(135,666)
6-19-2014	Goldman Sachs	3 Long	U.S. Treasury Bonds	399,656	3,933

Wells Fargo Advantage VT International Equity Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 95.95%

Canada : 3.40%
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)†	90,967	$11,992,180

China : 5.14%
AutoNavi Holdings Limited ADR (Information Technology, Software)†	62,599	1,254,484
Biostime International Holdings Limited (Consumer Staples, Food Products)	304,000	2,085,064
Dongfeng Motor Group Company Limited (Consumer Discretionary, Automobiles)	4,692,000	6,641,934
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	8,254,000	5,075,947
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,105,453	3,041,334

		18,098,763

Germany : 10.22%
Bayer AG (Health Care, Pharmaceuticals)	50,081	6,773,838
Metro AG (Consumer Staples, Food & Staples Retailing)	216,399	8,831,864
Rheinmetall AG (Industrials, Industrial Conglomerates)	73,487	5,168,268
SAP AG (Information Technology, Software)	77,607	6,282,340
Siemens AG (Industrials, Industrial Conglomerates)	66,587	8,962,368

		36,018,678

Hong Kong : 5.16%
China Everbright Limited (Financials, Capital Markets)	5,948,000	7,591,723
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	646,000	5,913,234
Hengdeli Holdings Limited (Consumer Discretionary, Specialty Retail)«	24,377,213	4,682,788

		18,187,745

Italy : 5.92%
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	378,375	9,492,293
Intesa Sanpaolo SpA (Financials, Banks)	2,536,262	8,595,437
Intesa Sanpaolo SpA - RSP (Financials, Banks)	984,020	2,792,608

		20,880,338

Japan : 22.64%
Asahi Glass Company Limited (Industrials, Building Products)	982,000	5,689,444
Capcom Company Limited (Information Technology, Software)	296,000	5,615,153
Daiichikosho Company Limited (Consumer Discretionary, Media)	87,100	2,637,092
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	367,000	6,226,004
Daiwa Securities Group Incorporated (Financials, Capital Markets)	1,244,000	10,823,156
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	696,000	5,138,323
Itochu Corporation (Industrials, Trading Companies & Distributors)	145,600	1,701,241
Koito Manufacturing Company Limited (Consumer Discretionary, Auto Components)	65,000	1,100,179
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,632,600	8,968,505
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	165,000	5,034,007
Mitsui OSK Lines Limited (Industrials, Marine)	1,556,000	6,060,282
Nitto Denko Corporation (Materials, Chemicals)	150,782	7,219,538
Sharp Corporation (Consumer Discretionary, Household Durables)†	1,102,000	3,352,497
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	181,500	10,244,819

		79,810,240

Netherlands : 2.71%

Akzo Nobel NV (Materials, Chemicals)	117,227	9,565,510

Norway : 3.04%
Frontline 2012 Limited (Energy, Oil, Gas & Consumable Fuels)144A	347,726	2,781,669
Marine Harvest ASA (Consumer Staples, Food Products)	701,965	7,948,366

		10,730,035

1

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage VT International Equity Fund

Security name	Shares	Value
Russia : 2.49%
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	302,075	$5,283,292
Sberbank of Russia (Financials, Banks)(a)	1,463,209	3,498,543

8,781,835

South Korea : 4.95%
Hana Financial Group Incorporated (Financials, Banks)	151,000	5,518,249
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)	10,837	6,816,473
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	25,296	5,121,225

17,455,947

Sweden : 1.91%
Volvo AB Class B (Industrials, Machinery)	422,568	6,711,678

Switzerland : 8.46%
ABB Limited (Industrials, Electrical Equipment)	324,017	8,356,527
Novartis AG (Health Care, Pharmaceuticals)	78,010	6,618,121
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,341	3,346,998
Zurich Financial Services AG (Financials, Insurance)	37,490	11,509,288

29,830,934

United Kingdom : 16.47%
BP plc (Energy, Oil, Gas & Consumable Fuels)	1,269,337	10,157,642
Capita plc (Industrials, Professional Services)	450,236	8,226,697
Debenhams plc (Consumer Discretionary, Multiline Retail)	5,500,149	7,331,075
Man Group plc (Financials, Capital Markets)	6,156,399	10,386,805
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	68,661	5,594,061
Smiths Group plc (Industrials, Industrial Conglomerates)	147,971	3,137,895
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)	131,619	4,844,895
Wolseley plc (Industrials, Trading Companies & Distributors)	147,667	8,397,304

58,076,374

United States : 3.44%
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	9,285	4,983,631
QUALCOMM Incorporated (Information Technology, Communications Equipment)	90,604	7,145,029

12,128,660

Total Common Stocks (Cost $288,022,197)	338,268,917

Yield
Short-Term Investments : 4.16%

Investment Companies : 4.16%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	14,390,480	14,390,480
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.09	273,000	273,000
Total Short-Term Investments (Cost $14,663,480)	14,663,480

Total investments in securities (Cost $302,685,677)*	100.11%	352,932,397
Other assets and liabilities, net	(0.11)	(370,789)

Total net assets	100.00%	$352,561,608

†	Non-income-earning security

2

Wells Fargo Advantage VT International Equity Fund	Portfolio of investments — March 31, 2014 (unaudited)

«	All or a portion of this security is on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $303,884,291 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$63,435,114
Gross unrealized depreciation	(14,387,008)

Net unrealized appreciation	$49,048,106

3

Wells Fargo Advantage VT International Equity Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2014 (unaudited)

Securities

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On March 31, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks
Canada	$11,992,180	$0	$0	$11,992,180
China	18,098,763	0	0	18,098,763
Germany	36,018,678	0	0	36,018,678
Hong Kong	18,187,745	0	0	18,187,745
Italy	20,880,338	0	0	20,880,338
Japan	79,810,240	0	0	79,810,240
Netherlands	9,565,510	0	0	9,565,510
Norway	10,730,035	0	0	10,730,035
Russia	5,283,292	3,498,543	0	8,781,835
South Korea	17,455,947	0	0	17,455,947
Sweden	6,711,678	0	0	6,711,678
Switzerland	29,830,934	0	0	29,830,934

United Kingdom	58,076,374	0	0	58,076,374
United States	12,128,660	0	0	12,128,660
Short-term investments
Investment companies	14,390,480	273,000	0	14,663,480

	$349,160,854	$3,771,543	$0	$352,932,397

As of March 31, 2014, the inputs used in valuing the Fund’s other financial instruments were as follows:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)		Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts	$0	$(409,614	)*	$0	$(409,614)
*	Amount represents the net unrealized losses.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of March 31, 2014, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At March 31, 2014, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at March 31, 2014	In exchange for U.S. $	Unrealized losses
4-8-2014	Barclays	3,413,338,500 JPY	$33,071,265	$32,661,651	$(409,614)

Wells Fargo Advantage VT Intrinsic Value Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 96.30%

Consumer Discretionary : 13.19%

Auto Components : 2.85%
TRW Automotive Holdings Corporation †	17,539	$1,431,533

Media : 5.32%
Time Warner Incorporated	17,744	1,159,216
Walt Disney Company	18,811	1,506,197

		2,665,413

Specialty Retail : 3.30%
Home Depot Incorporated	13,042	1,032,013
Tiffany & Company	7,200	620,280

		1,652,293

Textiles, Apparel & Luxury Goods : 1.72%
Kering ADR	42,108	862,793

Consumer Staples : 10.03%

Beverages : 5.48%
Anheuser-Busch Companies Incorporated ADR	8,334	877,570
Diageo plc ADR	5,074	632,170
PepsiCo Incorporated	14,768	1,233,128

		2,742,868

Food Products : 4.55%
The Hershey Company	11,366	1,186,610
Unilever NV ADR	26,627	1,094,902

		2,281,512

Energy : 8.38%

Energy Equipment & Services : 4.11%
FMC Technologies Incorporated †	20,315	1,062,271
Schlumberger Limited	10,212	995,670

		2,057,941

Oil, Gas & Consumable Fuels : 4.27%
EOG Resources Incorporated	4,576	897,674
Occidental Petroleum Corporation	13,068	1,245,250

		2,142,924

Financials : 19.78%

Banks : 5.61%
SunTrust Banks Incorporated	30,434	1,210,969
Zions Bancorporation	51,691	1,601,387

		2,812,356

Capital Markets : 11.09%
Charles Schwab Corporation	37,265	1,018,452
Franklin Resources Incorporated	18,531	1,004,010
Goldman Sachs Group Incorporated	7,808	1,279,341
Northern Trust Corporation	18,144	1,189,521

1

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund

Security name	Shares	Value
Capital Markets (continued)
UBS AG	51,426	$1,065,547

		5,556,871

Diversified Financial Services : 2.58%
JPMorgan Chase & Company	21,311	1,293,791

Insurance : 0.50%
Chubb Corporation	2,821	251,915

Health Care : 10.13%

Health Care Equipment & Supplies : 4.47%
Abbott Laboratories	31,497	1,212,949
Baxter International Incorporated	13,994	1,029,679

		2,242,628

Health Care Providers & Services : 4.56%
Cigna Corporation	14,036	1,175,234
Express Scripts Holding Company †	14,762	1,108,479

		2,283,713

Pharmaceuticals : 1.10%
AbbVie Incorporated	10,757	552,910

Industrials : 12.88%

Aerospace & Defense : 7.08%
Honeywell International Incorporated	13,718	1,272,482
Huntington Ingalls Industries Incorporated	8,732	892,934
The Boeing Company	11,039	1,385,284

		3,550,700

Air Freight & Logistics : 2.32%
United Parcel Service Incorporated Class B	11,919	1,160,672

Electrical Equipment : 1.79%
Sensata Technologies Holdings NV †	21,009	895,824

Machinery : 1.69%
Deere & Company	9,352	849,162

Information Technology : 14.55%

Communications Equipment : 2.52%
QUALCOMM Incorporated	16,048	1,265,545

IT Services : 1.42%
International Business Machines Corporation	3,687	709,711

Semiconductors & Semiconductor Equipment : 1.98%
Texas Instruments Incorporated	20,995	989,914

Software : 4.87%
Intuit Incorporated	15,156	1,178,076
Oracle Corporation	30,913	1,264,651

		2,442,727

2

Wells Fargo Advantage VT Intrinsic Value Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name			Shares	Value
Technology Hardware, Storage & Peripherals : 3.76%
Apple Incorporated			1,700	$912,458
EMC Corporation			35,374	969,601

				1,882,059

Materials : 2.53%

Chemicals : 2.53%
E.I. du Pont de Nemours & Company			18,910	1,268,861

Utilities : 4.83%

Electric Utilities : 4.83%
NextEra Energy Incorporated			16,196	1,548,665
Northeast Utilities			19,172	872,322

				2,420,987

Total Common Stocks (Cost $32,909,079)				48,267,623

Short-Term Investments : 3.85%
		Yield
Investment Companies : 3.85%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	1,926,419	1,926,419

Total Short-Term Investments (Cost $1,926,419)				1,926,419

Total investments in securities (Cost $34,835,498)*	100.15%			50,194,042
Other assets and liabilities, net	(0.15)			(72,718)

Total net assets	100.00%			$50,121,324

†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $34,838,220 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$15,434,549
Gross unrealized depreciation	(78,727)

Net unrealized appreciation	$15,355,822

3

Wells Fargo Advantage VT Intrinsic Value Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks
Consumer discretionary	$6,612,032	$0	$0	$6,612,032
Consumer staples	5,024,380	0	0	5,024,380
Energy	4,200,865	0	0	4,200,865
Financials	9,914,933	0	0	9,914,933
Health care	5,079,251	0	0	5,079,251
Industrials	6,456,358	0	0	6,456,358
Information technology	7,289,956	0	0	7,289,956

Materials	1,268,861	0	0	1,268,861
Utilities	2,420,987	0	0	2,420,987
Short-term investments
Investment companies	1,926,419	0	0	1,926,419

	$50,194,042	$0	$0	$50,194,042

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage VT Omega Growth Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 97.97%

Consumer Discretionary : 23.91%

Auto Components : 2.84%
BorgWarner Incorporated	23,600	$1,450,692
Delphi Automotive plc	28,630	1,942,832

		3,393,524

Distributors : 0.98%
LKQ Corporation †	44,570	1,174,420

Hotels, Restaurants & Leisure : 3.82%

Chipotle Mexican Grill Incorporated †	2,400	1,363,320
Domino’s Pizza Incorporated	17,200	1,323,884
Starbucks Corporation	25,587	1,877,574

		4,564,778

Internet & Catalog Retail : 5.73%

Amazon.com Incorporated †	9,650	3,247,418
Netflix Incorporated †	3,800	1,337,714
Priceline.com Incorporated †	1,900	2,264,591

		6,849,723

Media : 4.54%

AMC Networks Incorporated Class A †	23,280	1,701,535
Liberty Global plc Class A †	8,564	356,262
Liberty Global plc Class C	49,922	2,032,325
Twenty-First Century Fox Incorporated	41,600	1,329,952

		5,420,074

Specialty Retail : 4.89%

Advance Auto Parts Incorporated	10,920	1,381,380
AutoNation Incorporated †	25,620	1,363,753
Restoration Hardware Holdings Incorporated †	17,944	1,320,499
TJX Companies Incorporated	29,250	1,774,013

		5,839,645

Textiles, Apparel & Luxury Goods : 1.11%
Under Armour Incorporated Class A †	11,530	1,321,799

Consumer Staples : 2.94%

Beverages : 2.94%
Constellation Brands Incorporated Class A †	41,360	3,514,359

Energy : 4.27%

Oil, Gas & Consumable Fuels : 4.27%

Antero Resources Corporation «†	16,349	1,023,447
Gulfport Energy Corporation †	17,730	1,262,021
Marathon Petroleum Corporation	13,400	1,166,336
Pioneer Natural Resources Company	8,842	1,654,692

		5,106,496

1

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage VT Omega Growth Fund

Security name	Shares	Value
Financials : 8.05%

Banks : 1.10%
Texas Capital Bancshares Incorporated †	20,219	$1,313,022

Capital Markets : 1.41%
Affiliated Managers Group Incorporated †	8,439	1,688,222

Consumer Finance : 2.43%
American Express Company	32,300	2,907,969

Diversified Financial Services : 1.77%
IntercontinentalExchange Group Incorporated	10,700	2,116,781

Insurance : 0.89%
eHealth Incorporated †	20,790	1,056,132

Thrifts & Mortgage Finance : 0.45%
Ocwen Financial Corporation †	13,600	532,848

Health Care : 16.62%

Biotechnology : 6.43%
Alexion Pharmaceuticals Incorporated †	12,592	1,915,621
Biogen IDEC Incorporated †	5,770	1,764,870
Celgene Corporation †	12,040	1,680,784
Gilead Sciences Incorporated †	12,336	874,129
Regeneron Pharmaceuticals Incorporated †	4,800	1,441,344
		7,676,748
Health Care Equipment & Supplies : 1.32%

Boston Scientific Corporation †	117,090	1,583,057

Health Care Providers & Services : 3.75%
DaVita HealthCare Partners Incorporated †	23,600	1,624,860
Envision Healthcare Holdings Incorporated †	37,129	1,256,074
McKesson Corporation	9,060	1,599,724
		4,480,658
Health Care Technology : 0.89%

Cerner Corporation †	18,900	1,063,125

Pharmaceuticals : 4.23%
AbbVie Incorporated	42,600	2,189,640
Bristol-Myers Squibb Company	34,010	1,766,820
Jazz Pharmaceuticals plc †	7,900	1,095,572

		5,052,032

Industrials : 15.14%

Aerospace & Defense : 3.07%
B/E Aerospace Incorporated †	23,360	2,027,414
Precision Castparts Corporation	6,500	1,642,940

		3,670,354

Airlines : 3.85%
American Airlines Group Incorporated †	43,800	1,603,080
Copa Holdings SA Class A	6,700	972,773

2

Wells Fargo Advantage VT Omega Growth Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Shares	Value
Airlines (continued)
Delta Air Lines Incorporated	58,490	$2,026,679

		4,602,532

Building Products : 0.98%
Fortune Brands Home & Security Incorporated	27,939	1,175,673

Construction & Engineering : 1.19%
Quanta Services Incorporated †	38,420	1,417,698

Electrical Equipment : 1.19%
Eaton Corporation plc	18,900	1,419,768

Machinery : 0.89%
Proto Labs Incorporated †	15,672	1,060,524

Professional Services : 2.61%

IHS Incorporated Class A †	17,923	2,177,645
The Advisory Board Company †	14,620	939,335

		3,116,980

Trading Companies & Distributors : 1.36%
United Rentals Incorporated †	17,150	1,628,221

Information Technology : 22.77%

Electronic Equipment, Instruments & Components : 1.03%
Cognex Corporation †	36,200	1,225,732

Internet Software & Services : 8.24%
CoStar Group Incorporated †	5,413	1,010,824
Facebook Incorporated Class A †	42,905	2,584,597
Google Incorporated Class A	4,180	4,658,652
LinkedIn Corporation Class A †	4,440	821,134
Yelp Incorporated †	9,939	764,607

		9,839,814

IT Services : 5.38%
Alliance Data Systems Corporation †	6,090	1,659,221
Vantiv Incorporated Class A †	55,118	1,665,666
Visa Incorporated Class A	14,386	3,105,362
		6,430,249

Semiconductors & Semiconductor Equipment : 1.12%
ARM Holdings plc ADR	26,170	1,333,885

Software : 4.35%
Guidewire Software Incorporated †	21,125	1,036,181
Salesforce.com Incorporated †	33,520	1,913,657
ServiceNow Incorporated †	25,680	1,538,746
Tableau Software Incorporated Class A †	9,400	715,152

		5,203,736

Technology Hardware, Storage & Peripherals : 2.65%
Apple Incorporated	4,160	2,232,838
Stratasys Limited «†	8,839	937,730

		3,170,568

3

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage VT Omega Growth Fund

Security name			Shares	Value
Materials : 2.08%
Chemicals : 2.08%
Monsanto Company			21,785	$2,478,479

Telecommunication Services : 2.19%

Wireless Telecommunication Services : 2.19%
SBA Communications Corporation Class A †			28,760	2,616,007

Total Common Stocks (Cost $88,893,778)				117,045,632

		Yield
Short-Term Investments : 3.27%
Investment Companies : 3.27%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	1,978,123	1,978,123
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.09	1,930,225	1,930,225

Total Short-Term Investments (Cost $3,908,348)				3,908,348

Total investments in securities (Cost $92,802,126)*	101.24%			120,953,980
Other assets and liabilities, net	(1.24)			(1,478,549)

Total net assets	100.00%			$119,475,431

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $92,919,041 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$28,927,854
Gross unrealized depreciation	(892,915)

Net unrealized appreciation	$28,034,939

4

Wells Fargo Advantage VT Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks
Consumer discretionary	$28,563,963	$0	$0	$28,563,963
Consumer staples	3,514,359	0	0	3,514,359
Energy	5,106,496	0	0	5,106,496
Financials	9,614,974	0	0	9,614,974
Health care	19,855,620	0	0	19,855,620
Industrials	18,091,750	0	0	18,091,750
Information technology	27,203,984	0	0	27,203,984
Materials	2,478,479	0	0	2,478,479
Telecommunication services	2,616,007	0	0	2,616,007
Short-term investments
Investment companies	1,978,123	1,930,225	0	3,908,348

	$119,023,755	$1,930,225	$0	$120,953,980

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage VT Opportunity Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 97.11%

Consumer Discretionary : 20.18%

Auto Components : 1.46%
Johnson Controls Incorporated	78,217	$3,701,228

Diversified Consumer Services : 2.42%
Apollo Group Incorporated Class A †	82,699	2,831,614
K12 Incorporated †	146,171	3,310,773

		6,142,387

Hotels, Restaurants & Leisure : 1.25%
Carnival Corporation	83,964	3,178,877

Household Durables : 3.05%
Harman International Industries Incorporated	46,933	4,993,671
Whirlpool Corporation	18,388	2,748,270

		7,741,941

Media : 3.87%
Comcast Corporation Class A	47,764	2,328,973
Discovery Communications Incorporated †	28,659	2,208,463
Liberty Global plc Class A	30,080	1,251,328
Liberty Global plc Class C †	30,080	1,224,557
Omnicom Group Incorporated	38,468	2,792,777

		9,806,098

Multiline Retail : 4.75%
Dollar General Corporation †	35,843	1,988,570
Kohl’s Corporation	54,213	3,079,298
Macy’s Incorporated	60,226	3,570,800
Nordstrom Incorporated	54,308	3,391,535

		12,030,203

Specialty Retail : 2.92%
Chico’s FAS Incorporated	156,720	2,512,222
Dick’s Sporting Goods Incorporated	59,739	3,262,347
Express Incorporated †	102,266	1,623,984

		7,398,553

Textiles, Apparel & Luxury Goods : 0.46%
Coach Incorporated	23,206	1,152,410

Consumer Staples : 4.27%

Food & Staples Retailing : 1.15%
Kroger Company	66,716	2,912,153

Food Products : 2.21%
General Mills Incorporated	51,117	2,648,883
Mead Johnson Nutrition Company	35,569	2,957,207

		5,606,090

Household Products : 0.91%
Church & Dwight Company Incorporated	33,211	2,293,884

1

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage VT Opportunity Fund

Security name	Shares	Value
Energy : 9.10%

Energy Equipment & Services : 5.02%
McDermott International Incorporated †«	353,513	$2,764,472
National Oilwell Varco Incorporated	44,111	3,434,924
Superior Energy Services Incorporated	112,713	3,467,052
Weatherford International Limited †	176,342	3,061,297

		12,727,745

Oil, Gas & Consumable Fuels : 4.08%
Denbury Resources Incorporated	212,052	3,477,653
Newfield Exploration Company †	114,918	3,603,828
Range Resources Corporation	39,214	3,253,586

		10,335,067

Financials : 13.52%

Banks : 3.59%
Branch Banking & Trust Corporation	40,751	1,636,968
Fifth Third Bancorp	138,342	3,174,949
PNC Financial Services Group Incorporated	49,240	4,283,880

		9,095,797

Capital Markets : 2.96%
Invesco Limited	114,396	4,232,652
TD Ameritrade Holding Corporation	96,085	3,262,086

		7,494,738

Diversified Financial Services : 1.40%
IntercontinentalExchange Group Incorporated	17,903	3,541,750

Insurance : 3.87%
ACE Limited	37,418	3,706,627
American International Group Incorporated	71,548	3,578,115
RenaissanceRe Holdings Limited	26,017	2,539,259

		9,824,001

REITs : 1.70%
American Tower Corporation	52,744	4,318,151

Health Care : 12.95%

Health Care Equipment & Supplies : 3.75%
C.R. Bard Incorporated	20,632	3,053,123
Covidien plc	46,517	3,426,442
Zimmer Holdings Incorporated	32,039	3,030,249

		9,509,814

Health Care Providers & Services : 0.61%
Patterson Companies Incorporated	36,782	1,536,016

Life Sciences Tools & Services : 5.69%
Agilent Technologies Incorporated	75,999	4,249,864
Bio-Rad Laboratories Incorporated Class A †	24,943	3,195,697
Covance Incorporated †	31,976	3,322,306
Thermo Fisher Scientific Incorporated	30,398	3,655,056

		14,422,923

2

Wells Fargo Advantage VT Opportunity Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Shares	Value
Pharmaceuticals : 2.90%
Merck & Company Incorporated	35,255	$2,001,426
Shire plc ADR	15,991	2,375,143
Zoetis Incorporated	102,916	2,978,389
		7,354,958

Industrials : 12.10%

Aerospace & Defense : 1.67%
B/E Aerospace Incorporated †	48,831	4,238,042

Airlines : 2.01%
Delta Air Lines Incorporated	83,301	2,886,380
United Continental Holdings Incorporated †	49,219	2,196,644
		5,083,024

Commercial Services & Supplies : 1.31%
Republic Services Incorporated	97,536	3,331,830

Electrical Equipment : 3.23%
AMETEK Incorporated	36,252	1,866,615
Babcock & Wilcox Company	111,947	3,716,640
Regal-Beloit Corporation	35,694	2,595,311
		8,178,566

Machinery : 1.00%
Joy Global Incorporated «	43,619	2,529,902

Road & Rail : 2.88%
Canadian Pacific Railway Limited	10,256	1,542,810
Hertz Global Holdings Incorporated †	127,398	3,393,883
J.B. Hunt Transport Services Incorporated	33,030	2,375,518
		7,312,211

Information Technology : 17.95%

Communications Equipment : 1.23%
Riverbed Technology Incorporated †	157,809	3,110,415

Electronic Equipment, Instruments & Components : 1.24%
Amphenol Corporation Class A	34,178	3,132,414

IT Services : 3.15%
Global Payments Incorporated	58,074	4,129,642
Teradata Corporation †	78,228	3,848,035
		7,977,677

Semiconductors & Semiconductor Equipment : 5.40%
Altera Corporation	109,053	3,952,081
ARM Holdings plc	113,932	1,895,619
Avago Technologies Limited	57,889	3,728,630
ON Semiconductor Corporation †	438,747	4,124,222
		13,700,552

Software : 5.63%
Autodesk Incorporated †	53,865	2,649,081
Check Point Software Technologies Limited †	59,591	4,030,139
Citrix Systems Incorporated †	66,300	3,807,609

3

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage VT Opportunity Fund

Security name			Shares	Value
Software (continued)
Red Hat Incorporated †			71,270	$3,775,885
				14,262,714

Technology Hardware, Storage & Peripherals : 1.30%
NetApp Incorporated			89,653	3,308,196

Materials : 7.04%

Chemicals : 3.75%
Cytec Industries Incorporated			27,983	2,731,421
Huntsman Corporation			127,025	3,101,951
Praxair Incorporated			27,958	3,661,659

				9,495,031

Containers & Packaging : 2.37%
Crown Holdings Incorporated †			63,580	2,844,569
Owens-Illinois Incorporated †			93,754	3,171,698
				6,016,267

Metals & Mining : 0.92%
Royal Gold Incorporated			37,053	2,320,257

Total Common Stocks (Cost $179,383,076)				246,121,882

		Yield
Short-Term Investments : 3.95%

Investment Companies : 3.95%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	6,818,779	6,818,779
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.09	3,190,025	3,190,025

Total Short-Term Investments (Cost $10,008,804)				10,008,804

Total investments in securities (Cost $189,391,880)*	101.06%			256,130,686
Other assets and liabilities, net	(1.06)			(2,674,476)

Total net assets	100.00%			$253,456,210

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $190,270,093 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$68,638,957
Gross unrealized depreciation	(2,778,364)

Net unrealized appreciation	$65,860,593

4

Wells Fargo Advantage VT Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On March 31, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks
Consumer discretionary	$51,151,697	$0	$0	$51,151,697
Consumer staples	10,812,127	0	0	10,812,127
Energy	23,062,812	0	0	23,062,812
Financials	34,274,437	0	0	34,274,437
Health care	32,823,711	0	0	32,823,711
Industrials	30,673,575	0	0	30,673,575
Information technology	45,491,968	0	0	45,491,968
Materials	17,831,555	0	0	17,831,555
Short-term investments
Investment companies	6,818,779	3,190,025	0	10,008,804

	$252,940,661	$3,190,025	$0	$256,130,686

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage VT Small Cap Growth Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 99.47%

Consumer Discretionary : 13.47%

Auto Components : 0.51%
Gentherm Incorporated †	40,300	$1,399,216

Diversified Consumer Services : 2.31%
Grand Canyon Education Incorporated †	66,000	3,082,200
LifeLock Incorporated †	191,300	3,273,143

		6,355,343

Hotels, Restaurants & Leisure : 3.08%
Fiesta Restaurant Group Incorporated †	96,976	4,421,136
Multimedia Games Holding Company †	138,800	4,030,752

		8,451,888

Internet & Catalog Retail : 2.90%
HomeAway Incorporated †	107,354	4,044,025
RetailMeNot Incorporated †	45,763	1,464,416
Shutterfly Incorporated †	57,853	2,469,166

		7,977,607

Media : 2.00%
IMAX Corporation †«	201,100	5,496,063

Specialty Retail : 2.16%
DSW Incorporated Class A	93,100	3,338,566
Five Below Incorporated †	60,778	2,581,849

		5,920,415

Textiles, Apparel & Luxury Goods : 0.51%
Oxford Industries Incorporated	17,900	1,399,780

Consumer Staples : 1.97%

Food & Staples Retailing : 0.91%
United Natural Foods Incorporated †	35,200	2,496,384

Food Products : 1.06%
Annie’s Incorporated †«	72,400	2,909,756

Energy : 5.17%

Oil, Gas & Consumable Fuels : 5.17%
Athlon Energy Incorporated †	42,844	1,518,820
Bonanza Creek Energy Incorporated †	61,200	2,717,280
Diamondback Energy Incorporated †	73,587	4,953,141
Kodiak Oil & Gas Corporation †	105,500	1,280,770
Laredo Petroleum Holdings Incorporated †	80,059	2,070,326
Oasis Petroleum Incorporated †	39,900	1,665,027

		14,205,364

Financials : 7.73%

Capital Markets : 2.37%
Financial Engines Incorporated	128,000	6,499,840

1

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund

Security name	Shares	Value
Consumer Finance : 2.41%
Encore Capital Group Incorporated †	23,700	$1,083,090
Portfolio Recovery Associates Incorporated †	95,895	5,548,485

		6,631,575

Diversified Financial Services : 2.95%
MarketAxess Holdings Incorporated	136,878	8,105,915

Health Care : 27.94%

Biotechnology : 3.61%
Exact Sciences Corporation †«	38,762	549,258
Foundation Medicine Incorporated †«	40,500	1,310,985
Hyperion Therapeutics Incorporated †«	51,620	1,331,796
Ligand Pharmaceuticals Incorporated †	37,700	2,535,702
NPS Pharmaceuticals Incorporated †	139,800	4,184,214

		9,911,955

Health Care Equipment & Supplies : 11.07%
Align Technology Incorporated †	21,600	1,118,664
Cardiovascular Systems Incorporated †	102,255	3,250,686
Cynosure Incorporated Class A †	176,477	5,170,776
DexCom Incorporated †	156,600	6,476,976
Endologix Incorporated †	169,345	2,179,470
Novadaq Technologies Incorporated †	105,717	2,355,375
NxStage Medical Incorporated †	85,820	1,093,347
Oxford Immunotec Global plc †«	34,834	699,118
Spectranetics Corporation †	159,813	4,843,932
Tandem Diabetes Care Incorporated †	77,648	1,715,244
Veracyte Incorporated †	87,837	1,504,648

		30,408,236

Health Care Providers & Services : 5.33%
Acadia Healthcare Company Incorporated †	156,900	7,079,328
ExamWorks Group Incorporated †	44,400	1,554,444
MWI Veterinary Supply Incorporated †	19,800	3,081,276
Team Health Holdings Incorporated †	65,500	2,931,125

		14,646,173

Health Care Technology : 2.60%
Medidata Solutions Incorporated †	131,500	7,145,710

Life Sciences Tools & Services : 1.61%
Cambrex Corporation †	64,200	1,211,454
ICON plc ADR †	67,900	3,228,645

		4,440,099

Pharmaceuticals : 3.72%
AcelRx Pharmaceuticals Incorporated †«	130,978	1,573,046
Akorn Incorporated †	256,915	5,652,130
Auxilium Pharmaceuticals Incorporated †	58,800	1,598,184
Lannett Company Incorporated †	38,900	1,389,508

		10,212,868

Industrials : 14.44%

Electrical Equipment : 1.76%
Power Solutions International Incorporated †	40,259	3,026,269

2

Wells Fargo Advantage VT Small Cap Growth Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Shares	Value
Electrical Equipment (continued)
Powersecure International Incorporated †	76,500	$1,793,160

		4,819,429

Machinery : 3.60%
Chart Industries Incorporated †	16,192	1,288,074
Proto Labs Incorporated †	47,155	3,190,979
The Middleby Corporation †	20,499	5,416,041

		9,895,094

Professional Services : 6.91%
Barrett Business Services Incorporated	23,200	1,382,024
Corporate Executive Board Company	73,941	5,488,640
On Assignment Incorporated †	188,681	7,281,200
Paylocity Holding Corporation †	60,127	1,446,054
Wageworks Incorporated †	60,428	3,390,615

		18,988,533

Trading Companies & Distributors : 2.17%
DXP Enterprises Incorporated †	62,897	5,970,812

Information Technology : 28.75%

Electronic Equipment, Instruments & Components : 1.16%
Cognex Corporation †	41,300	1,398,418
Methode Electronics Incorporated	14,199	435,341
Universal Display Corporation †«	42,600	1,359,366

		3,193,125

Internet Software & Services : 9.58%
Aerohive Networks Incorporated †	89,189	940,944
Borderfree Incorporated †«	47,893	892,726
CoStar Group Incorporated †	4,000	746,960
DealerTrack Holdings Incorporated †	35,500	1,746,245
Demandware Incorporated †	63,900	4,093,434
Envestnet Incorporated †	151,541	6,088,917
OpenTable Incorporated †«	30,200	2,323,286
SciQuest Incorporated †	89,254	2,411,197
SPS Commerce Incorporated †	115,271	7,083,403

		26,327,112

IT Services : 2.03%
InterXion Holding NV †	34,300	822,514
Maximus Incorporated	73,600	3,301,696
Wex Incorporated †	15,194	1,444,190

		5,568,400

Semiconductors & Semiconductor Equipment : 1.78%
Ambarella Incorporated †«	27,600	737,196
Cavium Incorporated †	31,700	1,386,241
Hittite Microwave Corporation	20,100	1,267,104
Veeco Instruments Incorporated †	35,800	1,501,094

		4,891,635

Software : 14.20%
Aspen Technology Incorporated †	73,400	3,109,224
Callidus Software Incorporated †	161,250	2,018,850

3

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund

Security name			Shares	Value
Software (continued)
Ellie Mae Incorporated †«			54,200	$1,563,128
Fleetmatics Group plc †«			118,309	3,957,436
Guidewire Software Incorporated †			69,600	3,413,880
Imperva Incorporated †			89,905	5,007,709
Proofpoint Incorporated †			166,300	6,166,404
PROS Holdings Incorporated †			105,727	3,331,458
Synchronoss Technologies Incorporated †			94,558	3,242,394
Tyler Technologies Incorporated †			43,470	3,637,570
Ultimate Software Group Incorporated †			24,100	3,301,700
Varonis Systems Incorporated †			7,674	274,421

				39,024,174

Total Common Stocks (Cost $200,178,797)				273,292,501

		Yield
Short-Term Investments : 7.93%

Investment Companies : 7.93%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	1,420,377	1,420,377
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.09	20,386,621	20,386,621

Total Short-Term Investments (Cost $21,806,998)				21,806,998

Total investments in securities (Cost $221,985,795)*	107.40%			295,099,499

Other assets and liabilities, net	(7.40)			(20,342,773)

Total net assets	100.00%			$274,756,726

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $222,201,611 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$75,455,234
Gross unrealized depreciation	(2,557,346)

Net unrealized appreciation	$72,897,888

4

Wells Fargo Advantage VT Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks
Consumer discretionary	$37,000,312	$0	$0	$37,000,312
Consumer staples	5,406,140	0	0	5,406,140
Energy	14,205,364	0	0	14,205,364
Financials	21,237,330	0	0	21,237,330
Health care	76,765,041	0	0	76,765,041
Industrials	39,673,868	0	0	39,673,868
Information technology	79,004,446	0	0	79,004,446
Short-term investments
Investment companies	1,420,377	20,386,621	0	21,806,998

	$274,712,878	$20,386,621	$0	$295,099,499

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 97.46%

Consumer Discretionary : 7.08%

Auto Components : 0.46%
Fox Factory Holding Corporation †	4,700	$88,830
Gentex Corporation #	5,200	163,956

		252,786

Diversified Consumer Services : 0.70%
Corinthian Colleges Incorporated †	157,400	217,212
Strayer Education Incorporated †	3,500	162,505
		379,717
Hotels, Restaurants & Leisure : 2.22%
Century Casinos Incorporated †	16,000	114,720
Denny’s Corporation †	60,900	391,587
Scientific Games Corporation Class A †	11,200	153,776
The Wendy’s Company	60,100	548,112

		1,208,195

Household Durables : 3.06%
Cavco Industries Incorporated †	13,400	1,051,230
Harman International Industries Incorporated #	1,250	133,000
KB Home Incorporated	10,100	171,599
Skyline Corporation †	7,300	44,165
Taylor Morrison Home Corporation Class A †	4,200	98,700
The New Home Company Incorporated †	11,700	166,608

		1,665,302

Media : 0.03%
Journal Communications Incorporated Class A †	1,800	15,948

Specialty Retail : 0.61%
Stage Stores Incorporated	6,100	149,145
Vitamin Shoppe Incorporated †	3,800	180,576

		329,721

Energy : 23.33%

Energy Equipment & Services : 9.85%
Ensco plc Class A	2,400	126,672
Helix Energy Solutions Group Incorporated †	25,400	583,692
Helmerich & Payne Incorporated	5,500	591,580
ION Geophysical Corporation †	99,000	416,790
Key Energy Services Incorporated †	50,500	466,620
Newpark Resources Incorporated †	110,300	1,262,935
Oceaneering International Incorporated	6,100	438,346
Parker Drilling Company †	48,200	341,738
PHI Incorporated (non-voting) †	9,000	398,160
PHI Incorporated (voting) †	900	37,782
Vantage Drilling Company †	64,800	110,808
Willbros Group Incorporated †	46,200	583,044

		5,358,167

Oil, Gas & Consumable Fuels : 13.48%
Clean Energy Fuels Corporation †	10,400	92,976
InterOil Corporation †	71,600	4,636,816

1

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Range Resources Corporation #	12,200	$1,012,234
Stone Energy Corporation †	9,300	390,321
Trilogy Energy Corporation	49,000	1,198,540

		7,330,887

Financials : 19.44%

Banks : 4.96%
Ameris Bancorp †	5,900	137,470
Bancorp Incorporated †	23,700	445,797
BBCN Bancorp Incorporated	11,388	195,190
CenterState Banks Incorporated	24,400	266,448
City National Corporation	3,100	244,032
First Horizon National Corporation	33,100	408,454
First Niagara Financial Group Incorporated	44,800	423,360
IBERIABANK Corporation	3,800	266,570
National Bank Holdings Corporation Class A	5,600	112,392
Park Sterling Corporation	17,100	113,715
Wilshire Bancorp Incorporated	7,700	85,470

		2,698,898

Consumer Finance : 0.56%
Cash America International Incorporated #	7,900	305,888

Insurance : 3.57%
Argo Group International Holdings Limited	27,800	1,276,020
Hilltop Holdings Incorporated †	8,500	202,215
Mercury General Corporation	3,400	153,272
OneBeacon Insurance Group Limited	19,900	307,654

		1,939,161

REITs : 10.17%
Anworth Mortgage Asset Corporation	24,900	123,504
Capstead Mortgage Corporation	33,500	424,110
Chimera Investment Corporation	713,000	2,181,780
GEO Group Incorporated	200	6,448
Hatteras Financial Corporation	8,000	150,800
Invesco Mortgage Capital Incorporated	47,300	779,031
MFA Mortgage Investments Incorporated	78,300	606,825
Redwood Trust Incorporated	29,300	594,204
Sun Communities Incorporated	12,500	563,625
UMH Properties Incorporated	10,000	97,800

		5,528,127

Thrifts & Mortgage Finance : 0.18%
Northwest Bancshares Incorporated	6,600	96,360

Health Care : 6.18%

Health Care Equipment & Supplies : 2.23%
Hologic Incorporated †	11,900	255,850
OraSure Technologies Incorporated †	100,900	804,173
Thoratec Corporation †	4,300	153,983

		1,214,006

Health Care Providers & Services : 2.54%
Air Methods Corporation †#	1,400	74,802
Amedisys Incorporated †	12,700	189,103

2

Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Shares	Value
Health Care Providers & Services (continued)
Cross Country Healthcare Incorporated †	42,337	$341,660
Gentiva Health Services Incorporated †	43,000	392,160
Healthways Incorporated †	22,300	382,222

		1,379,947

Health Care Technology : 0.60%
Allscripts Healthcare Solutions Incorporated †	16,900	304,707
Medidata Solutions Incorporated †	400	21,736

		326,443

Life Sciences Tools & Services : 0.17%
Parexel International Corporation †	1,700	91,953

Pharmaceuticals : 0.64%
Prestige Brands Holdings Incorporated †	12,700	346,075

Industrials : 13.70%

Airlines : 7.42%
American Airlines Group Incorporated †#	12,500	457,500
Delta Air Lines Incorporated #	48,400	1,677,060
LATAM Airlines Group SA ADR	19,700	296,485
United Continental Holdings Incorporated †#	35,900	1,602,217

		4,033,262

Commercial Services & Supplies : 2.64%
ABM Industries Incorporated	24,600	707,004
ACCO Brands Corporation †	90,400	556,864
Healthcare Services Group Incorporated	6,000	174,360

		1,438,228

Construction & Engineering : 0.68%
Primoris Services Corporation	12,330	369,653

Electrical Equipment : 0.95%
GrafTech International Limited †	47,400	517,608

Machinery : 0.33%
Actuant Corporation Class A	5,200	177,580

Professional Services : 0.77%
Hill International Incorporated †	58,600	322,300
Kforce Incorporated	4,500	95,940

		418,240

Road & Rail : 0.40%
Covenant Transport Incorporated Class A †	21,700	219,170

Trading Companies & Distributors : 0.51%
Applied Industrial Technologies Incorporated	5,700	274,968

Information Technology : 11.03%

Communications Equipment : 1.18%
Brocade Communications Systems Incorporated †#	38,400	407,424
Harmonic Incorporated †	32,700	233,478

		640,902

3

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund

Security name	Shares	Value
Electronic Equipment, Instruments & Components : 5.71%
Checkpoint Systems Incorporated †	27,000	$362,340
Cognex Corporation †	15,100	511,286
Coherent Incorporated †	13,200	862,620
OSI Systems Incorporated †	22,900	1,370,794

		3,107,040

Internet Software & Services : 0.47%
Gogo Incorporated †#	12,300	252,642

Semiconductors & Semiconductor Equipment : 0.42%
Kulicke & Soffa Industries Incorporated †	18,100	228,241

Technology Hardware, Storage & Peripherals : 3.25%
Cray Incorporated †#	43,000	1,604,760
Quantum Corporation †	129,600	158,112
Silicon Graphics International Corporation †	400	4,912

		1,767,784

Materials : 15.36%

Chemicals : 0.60%
Calgon Carbon Corporation †	10,000	218,300
Zep Incorporated	6,200	109,740
		328,040

Containers & Packaging : 0.32%
Intertape Polymer Group Incorporated	15,200	171,608

Metals & Mining : 13.72%
Agnico-Eagle Mines Limited	12,000	363,000
Carpenter Technology Corporation #	8,800	581,152
Dominion Diamond Corporation †	14,200	190,564
NovaGold Resources Incorporated †	47,000	169,670
Randgold Resources Limited ADR	49,600	3,720,000
Royal Gold Incorporated	11,000	688,820
Sandstorm Gold Limited †	51,700	287,969
Silver Standard Resources Incorporated †	37,700	374,361
Steel Dynamics Incorporated	36,500	649,335
United States Steel Corporation	9,200	254,012
Webco Industries Incorporated †(a)(i)	1,750	183,750

		7,462,633

Paper & Forest Products : 0.72%
Deltic Timber Corporation	1,900	123,937
Wausau Paper Corporation	20,900	266,057

		389,994

Telecommunication Services : 1.34%

Diversified Telecommunication Services : 1.34%
Cincinnati Bell Incorporated †	211,200	730,752

Total Common Stocks (Cost $41,539,724)		52,995,926

Investment Companies : 1.41%
KBW Regional Banking ETF	2,453	101,505

4

Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name			Shares	Value
Investment Companies (continued)
Market Vectors Gold Miners ETF			18,810	$443,916
Market Vectors Junior Gold Miners ETF †			6,011	217,178

Total Investment Companies (Cost $1,152,036)				762,599

		Yield
Short-Term Investments : 0.36%

Investment Companies : 0.36%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.07%	196,514	196,514
Total Short-Term Investments (Cost $196,514)				196,514

Total investments in securities (Cost $42,888,274)*	99.23%			53,955,039
Other assets and liabilities, net	0.77			421,040

Total net assets	100.00%			$54,376,079

†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
*	Cost for federal income tax purposes is $43,117,757 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,794,639
Gross unrealized depreciation	(2,957,357)

Net unrealized appreciation	$10,837,282

5

Wells Fargo Advantage VT Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures. Non-listed OTC options are valued at the evaluated price provided by an independent pricing service or an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On March 31, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks
Consumer discretionary	$3,851,669	$0	$0	$3,851,669
Energy	12,689,054	0	0	12,689,054
Financials	10,568,434	0	0	10,568,434
Health care	3,358,424	0	0	3,358,424
Industrials	7,448,709	0	0	7,448,709
Information technology	5,996,609	0	0	5,996,609
Materials	8,168,525	183,750	0	8,352,275
Telecommunication services	730,752	0	0	730,752
Investment companies	762,599	0	0	762,599

Short-term investments
Investment companies	196,514	0	0	196,514

	$53,771,289	$183,750	$0	$53,955,039

As of March 31, 2014, the inputs used in valuing the Fund’s other financial instruments were as follows:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Written options	$0	$(6,334)	$0	$(6,334)

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of March 31, 2014, the Fund entered into written options for economic hedging purposes. Open call options written at March 31, 2014 were as follow for the Fund:

Expiration date	Counterparty		Number of contracts	Strike price	Value
4/19/2014	Susquehanna Financial Group, LLLP	Harman International Industries Incorporated	2	$105.00	($600)
5/17/2014	Susquehanna Financial Group, LLLP	Gogo Incorporated	6	40.00	(30)
5/17/2014	Susquehanna Financial Group, LLLP	Gogo Incorporated	10	41.00	(110)
6/21/2014	Susquehanna Financial Group, LLLP	Range Resources Corporation	6	95.00	(504)
6/21/2014	Susquehanna Financial Group, LLLP	Range Resources Corporation	4	100.00	(140)
6/21/2014	Susquehanna Financial Group, LLLP	American Airlines Group Incorporated	4	37.00	(940)
6/21/2014	Susquehanna Financial Group, LLLP	United Continental Holdings Incorporated	4	60.00	(92)
6/21/2014	Susquehanna Financial Group, LLLP	Cash America International incorporated	2	40.00	(432)
6/21/2014	Susquehanna Financial Group, LLLP	Range Resources Corporation	4	105.00	(100)
6/21/2014	Susquehanna Financial Group, LLLP	Gentex Corporation	4	35.00	(180)
6/21/2014	Susquehanna Financial Group, LLLP	Delta Air Lines Incorporated	4	37.00	(500)
7/19/2014	Susquehanna Financial Group, LLLP	Cray Incorporated	3	40.00	(960)
7/19/2014	Susquehanna Financial Group, LLLP	Brocade Communications Systems Incorporated	6	10.00	(546)
7/19/2014	Susquehanna Financial Group, LLLP	Air Methods Corporation	4	65.00	(280)
9/20/2014	Susquehanna Financial Group, LLLP	Carpenter Technology Corporation	4	70.00	(920)

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 33.62%
FHLMC	2.50%	3-1-2028	$82,943	$82,988
FHLMC	2.50	4-1-2028	35,534	35,568
FHLMC	2.50	5-1-2028	0	0
FHLMC ±	2.68	11-1-2042	95,638	96,185
FHLMC ±	2.71	7-1-2042	321,054	324,536
FHLMC ±	2.91	1-1-2044	99,777	102,549
FHLMC (a)	2.94	4-25-2044	128,000	131,556
FHLMC ±	2.97	3-1-2044	103,000	105,909
FHLMC	3.00	7-1-2032	37,719	37,421
FHLMC	3.00	12-1-2032	25,030	24,833
FHLMC	3.00	1-1-2033	75,812	75,212
FHLMC	3.00	2-1-2033	39,846	39,531
FHLMC	3.00	7-1-2033	35,063	34,785
FHLMC	3.00	7-1-2033	29,236	29,004
FHLMC	3.00	8-1-2042	67,879	65,014
FHLMC	3.00	10-1-2042	28,174	26,984
FHLMC	3.00	12-1-2042	34,103	32,667
FHLMC	3.00	8-1-2043	367,353	351,848
FHLMC (a)	3.00	4-15-2044	174,000	178,053
FHLMC ±	3.03	2-1-2044	121,000	124,617
FHLMC ±	3.09	4-1-2044	104,000	107,308
FHLMC ±	3.16	3-1-2044	56,000	57,895
FHLMC ±	3.17	2-1-2042	178,319	183,225
FHLMC ±	3.19	11-1-2043	135,388	140,112
FHLMC ±	3.30	3-1-2044	25,000	25,966
FHLMC	3.50	3-1-2033	24,105	24,526
FHLMC	3.50	3-1-2033	32,743	33,314
FHLMC	3.50	3-1-2033	89,409	90,966
FHLMC	3.50	6-1-2033	94,438	96,087
FHLMC	3.50	7-1-2033	52,301	53,215
FHLMC	3.50	11-1-2042	79,412	79,212
FHLMC	3.50	11-1-2042	47,601	47,481
FHLMC	3.50	3-1-2043	119,351	119,050
FHLMC	3.50	3-1-2043	73,597	73,411
FHLMC	3.50	3-1-2043	81,318	81,113
FHLMC	3.50	4-1-2043	46,155	46,038
FHLMC	3.50	4-1-2043	33,085	33,002
FHLMC	3.50	4-1-2043	255,239	254,596
FHLMC	3.50	4-1-2043	78,539	78,341
FHLMC	3.50	4-1-2043	59,892	59,741
FHLMC	3.50	4-1-2043	81,489	81,283
FHLMC	3.50	5-1-2043	266,657	265,985
FHLMC	3.50	5-1-2043	98,329	98,081
FHLMC	3.50	8-1-2043	45,458	45,343
FHLMC	4.00	6-1-2033	24,288	25,288
FHLMC	4.00	11-1-2033	28,593	30,218
FHLMC (a)	4.00	4-25-2034	102,000	107,266
FHLMC	4.50	6-1-2042	156,744	167,241
FHLMC	4.50	6-1-2042	166,245	177,376
FHLMC	4.50	6-1-2042	167,103	178,246
FHLMC	4.50	6-1-2042	235,252	251,062
FHLMC	4.50	9-1-2042	80,753	87,028
FHLMC	5.00	8-1-2039	409,170	452,198
FHLMC	5.00	4-1-2041	65,583	72,068
FHLMC	5.00	5-1-2041	56,991	62,348
FHLMC	5.00	8-1-2041	489,338	537,794
FHLMC	5.50	7-1-2038	164,287	183,809
FHLMC	6.00	3-1-2034	21,945	24,666
FHLMC Series 2980 Class QA	6.00	5-15-2035	395,826	442,880
FHLMC Series 3529 Class AG	6.50	4-15-2039	138,540	153,844
FHLMC Series 3622 Class WA	5.50	9-15-2039	170,990	189,465
FHLMC Series 3645 Class KP	5.00	2-15-2040	208,153	228,043
FHLMC Series 3664 Class DA	4.00	11-15-2037	65,985	70,551
FHLMC Series 3876 Class NB	5.00	8-15-2038	128,507	140,384
FHLMC Series K003 Class AAB	4.77	5-25-2018	151,000	161,638

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series T-48 Class 1A3 ±	5.82%	7-25-2033	$2,452	$2,777
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	404	464
FHLMC Series T-57 Class 1A3	7.50	7-25-2043	26,018	30,940
FHLMC Series T-59 Class 1A3	7.50	10-25-2043	35,666	42,045
FHLMC Series T-60 Class 1A3	7.50	3-25-2044	37,283	44,272
FNMA ±	2.13	1-1-2043	7	7
FNMA ±	2.39	1-1-2036	48,820	51,755
FNMA ±	2.47	9-1-2043	120,186	122,173
FNMA	2.50	4-1-2027	19,031	19,080
FNMA	2.50	7-1-2027	271,269	271,969
FNMA	2.50	10-1-2027	364,247	365,188
FNMA	2.50	11-1-2027	260,007	260,679
FNMA	2.50	11-1-2027	586,462	589,444
FNMA	2.50	11-1-2027	110,316	110,601
FNMA	2.50	12-1-2027	179,992	180,458
FNMA	2.50	12-1-2027	106,319	106,594
FNMA	2.50	2-1-2028	108,703	108,985
FNMA	2.50	12-1-2029	200,000	199,844
FNMA ±	2.52	2-1-2044	101,778	104,216
FNMA ±	2.56	5-1-2043	64,649	64,241
FNMA ±	2.77	6-1-2042	427,433	433,530
FNMA ±	2.78	1-1-2044	113,495	116,462
FNMA ±	2.81	3-1-2042	151,564	154,370
FNMA ±	2.85	12-1-2043	103,823	106,762
FNMA ±	2.92	2-1-2044	155,740	159,990
FNMA ±	2.94	3-1-2044	119,000	122,296
FNMA ±	2.94	5-1-2042	400,613	409,109
FNMA ±	2.95	2-1-2044	247,315	254,202
FNMA ±	2.96	3-1-2044	102,000	104,861
FNMA	3.00	2-1-2033	51,393	50,920
FNMA	3.00	3-1-2033	23,954	23,734
FNMA	3.00	3-1-2033	37,593	37,250
FNMA	3.00	7-1-2033	67,198	66,594
FNMA	3.00	12-1-2037	67,557	64,708
FNMA	3.00	10-1-2042	90,641	86,816
FNMA	3.00	11-1-2042	142,840	136,812
FNMA	3.00	1-1-2043	88,268	84,546
FNMA	3.00	2-1-2043	328,013	314,168
FNMA	3.00	2-1-2043	51,327	49,169
FNMA	3.00	2-1-2043	223,434	214,025
FNMA	3.00	3-1-2043	403,809	386,764
FNMA (a)	3.00	5-25-2044	128,000	132,422
FNMA %%	3.00	12-1-2044	2,400,000	2,316,937
FNMA ±	3.01	12-1-2043	148,777	153,916
FNMA ±	3.01	12-1-2043	130,325	134,812
FNMA ±	3.02	12-1-2043	111,068	114,938
FNMA ±	3.09	1-1-2044	43,429	44,492
FNMA ±	3.14	2-1-2044	137,783	142,245
FNMA ±	3.20	2-1-2044	109,831	113,526
FNMA	3.50	7-1-2032	203,515	208,567
FNMA	3.50	3-1-2033	24,153	24,753
FNMA	3.50	5-1-2033	24,201	24,803
FNMA	3.50	7-1-2033	40,051	41,046
FNMA	3.50	8-1-2042	127,603	127,181
FNMA	3.50	9-1-2042	871,144	868,264
FNMA %%	3.50	12-1-2044	400,000	402,359
FNMA	4.00	5-1-2025	21,708	23,254
FNMA	4.00	11-1-2028	26,182	27,955
FNMA	4.00	12-1-2028	60,688	65,026
FNMA	4.00	12-1-2028	28,270	30,288
FNMA	4.00	1-1-2029	220,286	236,027
FNMA	4.00	1-1-2029	40,548	43,451
FNMA	4.00	1-1-2029	33,515	35,912
FNMA	4.00	2-1-2029	98,449	104,206
FNMA	4.00	2-1-2029	90,086	96,534

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	2-1-2029	$50,058	$53,453
FNMA	4.00	2-1-2029	65,610	70,298
FNMA	4.00	2-1-2029	39,803	42,500
FNMA	4.00	3-1-2029	24,898	26,677
FNMA	4.00	3-1-2029	93,614	100,307
FNMA	4.00	3-1-2029	49,806	53,181
FNMA	4.00	3-1-2029	24,915	26,696
FNMA	4.00	3-1-2029	36,835	39,468
FNMA	4.00	3-1-2029	27,000	28,930
FNMA	4.00	3-1-2029	64,000	68,575
FNMA (a)	4.00	4-15-2029	64,000	68,238
FNMA %%	4.00	12-1-2029	400,000	422,437
FNMA %%	4.00	12-1-2029	800,000	828,250
FNMA	4.00	9-1-2033	49,045	51,701
FNMA	4.00	9-1-2033	43,505	45,908
FNMA	4.00	9-1-2033	41,295	43,552
FNMA	4.00	9-1-2033	45,402	47,843
FNMA	4.00	10-1-2033	24,679	25,945
FNMA	4.00	11-1-2033	26,679	28,120
FNMA	4.00	11-1-2033	89,228	94,137
FNMA	4.00	11-1-2033	91,892	96,950
FNMA	4.00	11-1-2033	153,995	161,875
FNMA	4.00	12-1-2033	57,505	60,683
FNMA	4.00	1-1-2034	45,264	47,765
FNMA	4.00	2-1-2034	74,749	78,585
FNMA	4.00	2-1-2034	53,844	56,608
FNMA	4.00	2-1-2034	46,236	48,798
FNMA	4.00	2-1-2034	86,757	91,512
FNMA	4.00	3-1-2034	0	0
FNMA	5.00	3-1-2041	19,561	21,511
FNMA	5.00	6-1-2041	76,947	84,666
FNMA	5.00	7-1-2041	664,495	739,686
FNMA	5.00	8-1-2041	87,777	96,578
FNMA	5.00	8-1-2041	251,418	277,093
FNMA	5.00	8-1-2041	48,130	53,320
FNMA	5.00	9-1-2041	64,146	70,593
FNMA	5.50	9-1-2034	31,294	34,122
FNMA	5.50	4-1-2036	22,642	24,937
FNMA	5.50	7-1-2039	39,210	44,158
FNMA	5.50	4-1-2040	126,746	142,974
FNMA	5.50	4-25-2042	10,157	11,259
FNMA	6.00	3-1-2034	93,703	105,365
FNMA	6.00	8-1-2034	21,800	24,513
FNMA	6.00	8-1-2034	36,837	41,427
FNMA	6.00	11-1-2034	32,425	36,467
FNMA	6.00	4-1-2035	10,570	11,884
FNMA	6.00	11-1-2035	78,612	88,384
FNMA	6.00	12-1-2035	81,125	91,300
FNMA	6.00	7-1-2037	31,921	35,832
FNMA	6.00	7-1-2037	197,470	222,130
FNMA Series 2002-33 Class A2	7.50	6-25-2032	27,821	32,719
FNMA Series 2002-95 Class DB	6.00	1-25-2033	105,410	119,176
FNMA Series 2003-W17 Class 1A7	5.75	8-25-2033	86,000	93,288
FNMA Series 2005-5 Class PA	5.00	1-25-2035	33,387	36,207
FNMA Series 2006-56 Class CA	6.00	7-25-2036	19,523	21,435
FNMA Series 2009-20 Class DT	4.50	4-25-2039	113,231	121,373
FNMA Series 2012-130 Class DC	3.00	12-25-2042	1,020,932	985,729
FNMA Series 2012-133 Class JP	2.50	7-25-2042	270,190	260,655
FNMA Series 2012-134 Class LC	3.00	12-25-2042	83,073	80,937
FNMA Series 2013-121 Class LB	3.00	12-25-2043	387,631	396,842
FNMA Series 2013-41 Class WG	2.50	11-25-2042	80,321	78,405
GNMA %%	3.50	12-1-2044	1,000,000	1,020,313
GNMA %%	4.00	12-1-2099	2,400,000	2,521,031

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA %%	4.50%	12-1-2044	$400,000	$431,250
Total Agency Securities (Cost $30,761,766)				30,650,249

Asset-Backed Securities : 13.57%
Ally Auto Receivables Trust Series 2010-2 Class A4	2.09	5-15-2015	1,079	1,080
Ally Auto Receivables Trust Series 2010-5 Class A4	1.75	3-15-2016	131,511	132,145
Ally Auto Receivables Trust Series 2011-1 Class A4	2.23	3-15-2016	166,650	167,632
Ally Auto Receivables Trust Series 2012-1 Class A3	0.93	2-16-2016	24,315	24,367
Ally Auto Receivables Trust Series 2012-2 Class A3	0.74	4-15-2016	104,978	105,141
Ally Auto Receivables Trust Series 2013-1 Class A4	0.84	2-15-2018	180,000	179,434
Ally Master Owner Trust Amot 2014 3 A	1.33	3-15-2019	124,000	123,661
Ally Master Owner Trust Series 2011-4 Class A1 ±	0.96	9-15-2016	101,000	101,189
Ally Master Owner Trust Series 2012-5 Class A	1.54	9-15-2019	130,000	129,509
Ally Master Owner Trust Series 2014-1 Class A1 ±	0.63	1-15-2019	181,000	181,255
Ally Master Owner Trust Series 2014-2 Class A ±	0.53	1-16-2018	129,000	129,000
American Express Issuance Trust II Series 2013-1 Class A ±	0.44	2-15-2019	232,000	231,539
American Express Issuance Trust II Series 2013-2 Class A ±	0.59	8-15-2019	180,000	180,726
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A3	0.67	6-8-2017	102,000	102,151
AmeriCredit Automobile Receivables Trust Series 2013-2 Class A2	0.53	11-8-2016	34,323	34,337
AmeriCredit Automobile Receivables Trust Series 2013-3 Class A2	0.68	10-11-2016	259,167	259,456
Capital Auto Receivables Asset Trust Series 2013-1 Class A3	0.79	6-20-2017	284,000	284,133
Capital Auto Receivables Asset Trust Series 2013-2 Class A2	0.92	9-20-2016	148,000	148,442
Capital Auto Receivables Asset Trust Series 2013-2 Class A4	1.56	7-20-2018	79,000	79,626
Capital Auto Receivables Asset Trust Series 2013-3 Class A2	1.04	11-21-2016	98,000	98,415
Capital Auto Receivables Asset Trust Series 2013-3 Class A4	1.68	4-20-2018	97,000	97,821
Capital Auto Receivables Asset Trust Series 2013-4 Class A3	1.09	3-20-2018	127,000	126,809
Capital Auto Receivables Asset Trust Series 2013-4 Class A4	1.47	7-20-2018	172,000	171,813
Capital Auto Receivables Asset Trust Series 2014-1 Class A3	1.32	6-20-2018	118,000	118,065
Capital Auto Receivables Asset Trust Series 2014-1 Class A4	1.69	10-22-2018	102,000	102,187
Chase Issuance Trust Series 2012-A9 Class A9 ±	0.31	10-16-2017	190,000	190,041
Chase Issuance Trust Series 2013-A7 Class A ±	0.59	9-15-2020	100,000	100,228
Chase Issuance Trust Series 2014-A3 ±%%	0.35	5-15-2018	224,000	224,000
Citibank Credit Card Issuance Trust Series 2013-A6 Class A6	1.32	9-7-2018	339,000	341,803
Citibank Credit Card Issuance Trust Series 2013-A7 Class A7 ±	0.58	9-10-2020	701,000	703,360
Developers Diversified Realty Corporation Trust Series 2009-DDR1 Class A 144A	3.81	10-14-2022	123,576	125,391
Discover Card Execution Note Trust Series 2014-A1 Class A1 ±	0.59	7-15-2021	312,000	312,756
Ford Credit Floorplan Master Owner Trust Series 2014-1 Class A1	1.20	2-15-2019	221,000	220,171
Honda Auto Receivables Owner Trust Series 2012-4 Class A3	0.52	8-18-2016	162,000	162,225
Honda Auto Receivables Owner Trust Series 2013-2 Class A3	0.53	2-16-2017	112,000	112,103
MMCA Automobile Trust Series 2011-A Class A4 144A	2.02	10-17-2016	63,457	63,968
Nelnet Student Loan Trust Series 2004-5 Class A5 ±	0.42	10-27-2036	158,384	155,695
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.33	11-23-2022	157,630	157,137
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.32	10-26-2026	258,587	257,958
Nelnet Student Loan Trust Series 2007-1 Class A1 ±	0.24	11-27-2018	46,473	46,385
Nelnet Student Loan Trust Series 2007-2A Class A3L ±144A	0.58	3-25-2026	526,000	520,582
Nelnet Student Loan Trust Series 2010-4A Class A ±144A	0.95	4-25-2046	71,176	72,044
Nissan Auto Receivables Owner Narot 2014 A A2	0.42	11-15-2016	60,000	60,008
Nissan Auto Receivables Owner Trust Series 2012-B Class A2	0.39	4-15-2015	4,230	4,230
Santander Drive Auto Receivables Trust Series 2012-5 Class A3	0.83	12-15-2016	50,383	50,450
Santander Drive Auto Receivables Trust Series 2012-6 Class A3	0.62	7-15-2016	56,000	56,021
Santander Drive Auto Receivables Trust Series 2013-2 Class A3	0.70	9-15-2017	306,000	306,496
Santander Drive Auto Receivables Trust Series 2013-3 Class A2	0.55	9-15-2016	188,583	188,668
Santander Drive Auto Receivables Trust Series 2014-1 Class A3	0.87	1-16-2018	103,000	103,086
SLM Student Loan Trust Series 2004-8A Class A5 ±144A	0.74	4-25-2024	240,393	241,588
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.44	7-27-2026	82,778	83,959
SLM Student Loan Trust Series 2005-9 Class A SLM Student Loan Trust Series 2005-9 Class A5 ±	0.36	1-27-2025	205,000	204,180
SLM Student Loan Trust Series 2005-9 Class A4 ±	0.34	1-25-2023	14,442	14,449
SLM Student Loan Trust Series 2006-5 Class A5 ±	0.35	1-25-2027	229,000	226,149
SLM Student Loan Trust Series 2007-2 Class A2 ±	0.64	5-15-2028	84,502	84,533
SLM Student Loan Trust Series 2007-2 Class B ±	0.41	7-25-2025	100,000	86,307
SLM Student Loan Trust Series 2010-1 Class A ±	0.55	3-25-2025	143,969	144,164
SLM Student Loan Trust Series 2012-6 Class B ±	1.15	4-27-2043	100,000	91,355

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
SLM Student Loan Trust Series 2012-A Class A1 ±144A	1.56%	8-15-2025	$203,800	$206,459
SLM Student Loan Trust Series 2012-C Class A1 ±144A	1.26	8-15-2023	150,010	150,895
SLM Student Loan Trust Series 2012-E Class A1 ±144A	0.91	10-16-2023	217,781	218,188
SLM Student Loan Trust Series 2012-E Class A2 ±144A	1.91	6-15-2045	233,000	238,516
SLM Student Loan Trust Series 2013-1 Class A2 ±	0.40	9-25-2019	105,000	104,934
SLM Student Loan Trust Series 2013-1 Class B ±	1.95	11-25-2043	100,000	98,482
SLM Student Loan Trust Series 2013-3 Class A2 ±	0.45	5-26-2020	106,000	106,073
SLM Student Loan Trust Series 2013-5 Class A2 ±	0.55	10-26-2020	100,000	100,323
SLM Student Loan Trust Series 2013-A Class A1 ±144A	0.76	8-15-2022	165,643	165,970
SLM Student Loan Trust Series 2013-B Class A1 ±144A	0.81	7-15-2022	118,846	119,076
SLM Student Loan Trust Series 2013-B Class A2A 144A	1.85	6-17-2030	250,000	243,589
SLM Student Loan Trust Series 2013-C Class A1 ±144A	1.01	2-15-2022	157,868	158,709
SLM Student Loan Trust Series 2014-1 Class A2 ±	0.53	7-26-2021	100,000	100,590
SLM Student Loan Trust Series 2014-A Class A1 ±144A	0.75	7-15-2022	274,000	274,530
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	101,000	101,507
SMS Student Loan Trust Series 2000-A Class A2 ±	0.43	10-28-2028	68,734	68,329
SMS Student Loan Trust Series 2000-B Class A2 ±	0.44	4-28-2029	64,925	64,690
Trade Maps Limited Series 2013-1A Class A ±144A	0.85	12-10-2018	268,000	268,836
Volkswagen Auto Loan Enhanced Trust Series 2012-2 Class A2	0.33	7-20-2015	25,836	25,836
World Financial Network Credit Card Master Trust Series 2013-B Class A	0.91	3-16-2020	239,000	238,269
World Financial Network Credit Card Master Trust Series 2014-A Class A ±	0.53	12-15-2019	295,000	295,041
Total Asset-Backed Securities (Cost $12,331,285)				12,370,265

Corporate Bonds and Notes : 18.24%

Consumer Discretionary : 1.99%

Auto Components : 0.07%
TRW Automotive Incorporated 144A	4.45	12-1-2023	60,000	60,300

Automobiles : 0.96%
Daimler Finance North America LLC 144A	1.88	9-15-2014	150,000	150,908
Daimler Finance North America LLC 144A	1.88	1-11-2018	150,000	149,402
Daimler Finance North America LLC 144A	2.38	8-1-2018	150,000	151,417
Ford Motor Credit Company LLC	4.38	8-6-2023	205,000	211,538
General Motors Corporation 144A	3.50	10-2-2018	125,000	127,344
General Motors Corporation 144A	4.88	10-2-2023	80,000	82,000
				872,609

Hotels, Restaurants & Leisure : 0.07%
Yum! Brands Incorporated	5.35	11-1-2043	65,000	67,891

Media : 0.89%
Comcast Corporation	3.60	3-1-2024	145,000	145,807
Comcast Corporation	4.25	1-15-2033	45,000	44,107
Comcast Corporation	4.75	3-1-2044	110,000	111,654
DIRECTV Holdings LLC	3.80	3-15-2022	45,000	44,535
DIRECTV Holdings LLC	4.45	4-1-2024	195,000	195,579
DIRECTV Holdings LLC	6.00	8-15-2040	25,000	26,064
Thompson Reuters Corporation	1.30	2-23-2017	85,000	84,584
Thompson Reuters Corporation	5.65	11-23-2043	25,000	26,430
Viacom Incorporated	5.25	4-1-2044	135,000	137,935
				816,695

Consumer Staples : 1.12%

Beverages : 0.52%
Anheuser-Busch InBev Finance Company	2.15	2-1-2019	150,000	149,896
Anheuser-Busch InBev Finance Company	3.70	2-1-2024	75,000	75,783

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Beverages (continued)
Anheuser-Busch InBev Worldwide Incorporated	7.75%	1-15-2019	$70,000	$86,735
PepsiCo Incorporated	2.25	1-7-2019	165,000	165,766

				478,180

Food & Staples Retailing : 0.04%
CVS Caremark Corporation	5.30	12-5-2043	35,000	38,634

Food Products : 0.48%
Tyson Foods Incorporated	4.50	6-15-2022	105,000	109,543
WM Wrigley Jr Company 144A	2.00	10-20-2017	40,000	40,104
WM Wrigley Jr Company 144A	2.40	10-21-2018	55,000	55,174
WM Wrigley Jr Company 144A	2.90	10-21-2019	112,000	113,047
WM Wrigley Jr Company 144A	3.38	10-21-2020	115,000	116,146

				434,014

Tobacco : 0.08%
Altria Group Incorporated	5.38	1-31-2044	70,000	73,178

Energy : 1.99%

Energy Equipment & Services : 0.23%
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	80,000	78,026
Halliburton Company	2.00	8-1-2018	135,000	135,136

				213,162

Oil, Gas & Consumable Fuels : 1.76%
DCP Midstream Operating Company	2.70	4-1-2019	100,000	99,790
DCP Midstream Operating Company	5.60	4-1-2044	100,000	104,381
Devon Energy Corporation	1.20	12-15-2016	145,000	145,014
Dominion Gas Holdings LLC 144A	4.80	11-1-2043	45,000	45,887
El Paso Pipeline Partners Operating LLC	4.10	11-15-2015	105,000	109,728
Enlink Midstream Partners LP	2.70	4-1-2019	55,000	55,189
Enlink Midstream Partners LP	4.40	4-1-2024	50,000	50,984
Enterprise Products Operating LLC	5.10	2-15-2045	80,000	82,689
Kerr-McGee Corporation	6.95	7-1-2024	100,000	121,276
Kinder Morgan Energy Partners LP	4.15	2-1-2024	75,000	74,562
Kinder Morgan Energy Partners LP	5.00	3-1-2043	40,000	38,085
Kinder Morgan Energy Partners LP	5.50	3-1-2044	55,000	56,244
Magellan Midstream Partners LP	5.15	10-15-2043	55,000	57,766
Murphy Oil Corporation	3.70	12-1-2022	130,000	126,212
Rowan Companies Incorporated	5.40	12-1-2042	54,000	51,530
Spectra Energy Partners LP	2.95	9-25-2018	55,000	56,082
Sunoco Logistics Partner LP %%	4.25	4-1-2024	50,000	49,887
Sunoco Logistics Partner LP %%	5.30	4-1-2044	50,000	49,918
TC Pipelines LP	4.65	6-15-2021	33,000	34,042
Western Gas Partners	5.38	6-1-2021	30,000	32,896
Williams Partners LP	4.30	3-4-2024	85,000	85,389
WPX Energy Incorporated	6.00	1-15-2022	70,000	71,750

				1,599,301

Financials : 6.55%

Banks : 2.23%
Abbey National Treasury Services Company plc	4.00	3-13-2024	100,000	100,877
Bank Of America Corporation %%	2.65	4-1-2019	50,000	50,175
Bank of America Corporation	1.50	10-9-2015	360,000	363,213
Bank of America Corporation	2.60	1-15-2019	250,000	251,060
Bank Of America Corporation %%	4.00	4-1-2024	70,000	69,928
Bank of America Corporation	4.13	1-22-2024	275,000	278,139
Bank of America Corporation	5.00	1-21-2044	60,000	61,253

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Bank of America Corporation	6.00%	9-1-2017	$125,000	$141,832
Citigroup Incorporated	1.35	3-10-2017	170,000	169,204
Citigroup Incorporated	1.70	7-25-2016	125,000	126,431
Citigroup Incorporated	2.65	3-2-2015	74,000	75,346
HSBC USA Incorporated	2.38	2-13-2015	140,000	142,393
Inter-American Development Bank	3.88	10-28-2041	100,000	95,773
Inter-American Development Bank	4.38	1-24-2044	35,000	36,736
JPMorgan Chase & Company	4.85	2-1-2044	70,000	71,375

				2,033,735

Capital Markets : 1.46%
Five Corners Funding Trust 144A	4.42	11-15-2023	220,000	225,478
Goldman Sachs Group Incorporated	2.63	1-31-2019	180,000	179,592
Goldman Sachs Group Incorporated	4.00	3-3-2024	200,000	199,143
Goldman Sachs Group Incorporated	6.25	2-1-2041	45,000	53,435
Goldman Sachs Group Incorporated	6.75	10-1-2037	45,000	51,548
Lazard Group LLC	4.25	11-14-2020	105,000	108,825
Lazard Group LLC	6.85	6-15-2017	215,000	244,479
Morgan Stanley	2.50	1-24-2019	75,000	74,813
Morgan Stanley	5.38	10-15-2015	100,000	106,615
Morgan Stanley	5.50	7-28-2021	76,000	85,880

				1,329,808

Consumer Finance : 0.82%
American Express Credit Corporation	1.75	6-12-2015	230,000	233,201
Murray Street Investment Trust I	4.65	3-9-2017	198,000	213,898
Toyota Motor Credit Corporation	2.10	1-17-2019	255,000	254,132
Toyota Motor Credit Corporation	3.40	9-15-2021	50,000	51,452

				752,683

Diversified Financial Services : 0.15%
General Electric Capital Corporation	5.88	1-14-2038	120,000	141,469

Insurance : 0.84%
American International Group Incorporated	6.40	12-15-2020	65,000	77,472
American International Group Incorporated ±	8.18	5-15-2038	25,000	32,844
Assurant Incorporated	2.50	3-15-2018	110,000	109,323
Berkshire Hathaway Finance Corporation	2.90	10-15-2020	165,000	167,311
Liberty Mutual Group Incorporated 144A	4.25	6-15-2023	130,000	131,948
Liberty Mutual Group Incorporated 144A	6.50	5-1-2042	61,000	72,272
Markel Corporation	3.63	3-30-2023	45,000	43,761
Markel Corporation	4.90	7-1-2022	65,000	69,435
W.R. Berkley Corporation	4.63	3-15-2022	56,000	58,819

				763,185

REITs : 1.05%
American Tower Corporation	3.50	1-31-2023	91,000	86,065
American Tower Corporation	4.50	1-15-2018	93,000	100,318
American Tower Corporation	5.05	9-1-2020	73,000	78,598
AvalonBay Communities Incorporated	3.63	10-1-2020	35,000	36,007
Boston Properties LP	3.13	9-1-2023	55,000	51,616
Boston Properties LP	3.80	2-1-2024	50,000	49,583
DDR Corporation	3.38	5-15-2023	125,000	118,411
DDR Corporation	4.63	7-15-2022	130,000	136,239
Federal Realty Investment Trust	3.00	8-1-2022	100,000	96,887
Federal Realty Investment Trust	3.95	1-15-2024	60,000	61,083
Mid America Apartments LP	4.30	10-15-2023	85,000	85,763
Tanger Properties LP	3.88	12-1-2023	55,000	54,789

				955,359

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Care : 1.87%

Biotechnology : 0.38%
Amgen Incorporated	5.38%	5-15-2043	$100,000	$106,844
Celgene Corporation	2.30	8-15-2018	70,000	70,072
Celgene Corporation	5.25	8-15-2043	75,000	80,206
Gilead Sciences Incorporated	3.70	4-1-2024	90,000	90,051

				347,173

Health Care Equipment & Supplies : 0.20%
Boston Scientific Corporation	4.13	10-1-2023	60,000	60,843
St. Jude Medical Incorporated	3.25	4-15-2023	125,000	121,250

				182,093

Health Care Providers & Services : 0.78%
Express Scripts Holding Company	2.10	2-12-2015	150,000	151,911
McKesson Corporation	2.28	3-15-2019	185,000	183,533
Mckesson Corporation	3.80	3-15-2024	90,000	90,097
Quest Diagnostics Incorporated	4.25	4-1-2024	115,000	114,324
WellPoint Incorporated	3.13	5-15-2022	132,000	126,336
WellPoint Incorporated	5.10	1-15-2044	40,000	41,525

				707,726

Life Sciences Tools & Services : 0.19%
Thermo Fisher Scientific Incorporated	1.30	2-1-2017	125,000	124,262
Thermo Fisher Scientific Incorporated	2.40	2-1-2019	50,000	49,806

				174,068

Pharmaceuticals : 0.32%
Merck & Company Incorporated	2.80	5-18-2023	90,000	85,502
Mylan Incorporated	5.40	11-29-2043	35,000	36,332
Novartis Capital Corporation	4.40	5-6-2044	100,000	100,902
Pfizer Incorporated	3.00	6-15-2023	70,000	67,896

				290,632

Industrials : 0.63%

Aerospace & Defense : 0.26%
Northrop Grumman Corporation	3.25	8-1-2023	140,000	134,074
Northrop Grumman Corporation	4.75	6-1-2043	105,000	105,555

				239,629

Industrial Conglomerates : 0.11%
General Electric Company	4.50	3-11-2044	100,000	101,551

Machinery : 0.06%
Crane Company	4.45	12-15-2023	50,000	51,467

Road & Rail : 0.20%
Burlington North Santa Fe LLC	4.90	4-1-2044	55,000	56,690
ERAC USA Finance LLC 144A	5.63	3-15-2042	117,000	127,830

				184,520

Information Technology : 0.89%

Communications Equipment : 0.28%
Cisco Systems Incorporated	3.63	3-4-2024	225,000	226,910

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Communications Equipment (continued)
Juniper Networks Incorporated	4.50%	3-15-2024	$30,000	$30,377
				257,287

Internet Software & Services : 0.13%
Google Incorporated	3.38	2-25-2024	115,000	115,213

IT Services : 0.32%
IBM Corporation	3.63	2-12-2024	150,000	151,266
Mastercard Incorporated	3.38	4-1-2024	140,000	139,793

				291,059

Software : 0.16%
Microsoft Corporation	4.88	12-15-2043	60,000	64,800
Oracle Corporation	3.63	7-15-2023	80,000	81,021

				145,821

Materials : 0.14%

Chemicals : 0.08%
Mosaic Company	5.45	11-15-2033	30,000	32,434
Mosaic Company	5.63	11-15-2043	40,000	42,957

				75,391

Metals & Mining : 0.06%
Nucor Corporation	4.00	8-1-2023	50,000	49,872

Telecommunication Services : 1.22%

Diversified Telecommunication Services : 1.22%
AT&T Incorporated	3.90	3-11-2024	245,000	244,343
AT&T Incorporated	4.30	12-15-2042	35,000	31,013
Verizon Communications Incorporated	2.55	6-17-2019	85,000	85,518
Verizon Communications Incorporated	3.45	3-15-2021	50,000	50,700
Verizon Communications Incorporated	4.50	9-15-2020	65,000	70,619
Verizon Communications Incorporated	5.05	3-15-2034	95,000	97,458
Verizon Communications Incorporated	5.15	9-15-2023	255,000	279,090
Verizon Communications Incorporated	6.40	9-15-2033	187,000	222,015
Verizon Communications Incorporated	6.55	9-15-2043	25,000	30,423

				1,111,179

Utilities : 1.84%

Electric Utilities : 1.10%
Ameren Corporation	8.88	5-15-2014	108,000	109,035
American Electric Power Company	1.65	12-15-2017	135,000	134,164
CenterPoint Energy Houston	4.50	4-1-2044	50,000	51,281
Duke Energy Corporation	3.95	10-15-2023	50,000	51,269
Duke Energy Ohio Incorporated	3.80	9-1-2023	55,000	56,971
MidAmerican Energy Holdings Company	2.40	3-15-2019	90,000	90,650
MidAmerican Energy Holdings Company	4.80	9-15-2043	5,000	5,297
MidAmerican Energy Holdings Company 144A	5.15	11-15-2043	40,000	42,620
PacifiCorp	3.60	4-1-2024	145,000	146,667
Potomac Electric Power	3.60	3-15-2024	100,000	101,063
PPL Capital Funding Incorporated	3.95	3-15-2024	55,000	54,942
PPL Capital Funding Incorporated	5.00	3-15-2044	65,000	65,848
Southwestern Electric Power Company	3.55	2-15-2022	45,000	45,237

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Virginia Electric & Power Company	4.45%	2-15-2044	$50,000	$50,360

				1,005,404

Gas Utilities : 0.18%
ONEOK Partners LP	2.00	10-1-2017	85,000	85,391
ONEOK Partners LP	3.20	9-15-2018	75,000	77,373

				162,764

Multi-Utilities : 0.56%
Consolidated Edison Company of New York Incorporated	4.45	3-15-2044	80,000	79,263
Dominion Resources Incorporated	8.88	1-15-2019	115,000	145,623
Louisville Gas & Electric Company	4.65	11-15-2043	30,000	31,051
Pacific Gas & Electric Corporation	3.25	6-15-2023	50,000	48,361
Pacific Gas & Electric Corporation	4.75	2-15-2044	35,000	35,413
Puget Energy Incorporated	6.00	9-1-2021	150,000	172,843

				512,554

Total Corporate Bonds and Notes (Cost $16,375,031)				16,635,606

Municipal Obligations : 1.01%

California : 0.26%
California Build America Bonds (GO)	7.60	11-1-2040	80,000	112,666
Los Angeles CA Community College District Build America Bonds (GO)	6.75	8-1-2049	90,000	122,820

				235,486

Illinois : 0.12%
Illinois Finance Authority (GO)	5.37	3-1-2017	55,000	60,014
Illinois Finance Authority (GO)	5.88	3-1-2019	45,000	50,470

				110,484

Nevada : 0.13%
Clark County NV Airport Authority Build America Bonds Series C (Airport Revenue)	6.82	7-1-2045	95,000	124,947

New Jersey : 0.17%
New Jersey Turnpike Authority Build America Bonds Series A (Transportation Revenue)	7.10	1-1-2041	114,000	154,896

New York : 0.13%
Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	125,000	116,766

Ohio : 0.04%
Ohio State University General Receipts Taxable Bonds Series A (Education Revenue)	4.80	6-1-2111	36,000	34,916

Texas : 0.16%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	109,000	144,164

Total Municipal Obligations (Cost $789,227)				921,659

Non-Agency Mortgage Backed Securities : 6.37%
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR7 Class A	4.95	2-11-2041	1,407	1,407
CFCRE Commercial Mortgage Trust Series 2011-C1 Series A4 ±144A	4.96	4-15-2044	100,000	110,932

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Citigroup Commercial Mortgage Trust Series 2014-GC19 Class AAB	3.55%	3-10-2047	$69,000	$70,550
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	138,000	147,826
Commercial Mortgage Pass-Through Certificate Series 2012-LC4 Class A3	3.07	12-10-2044	60,000	61,292
Commercial Mortgage Pass-Through Certificate Series 2013-CR9 Class A1	1.34	7-10-2045	87,407	87,639
Commercial Mortgage Pass-Through Certificate Series 2013-CR9 Class ASB	3.83	7-10-2045	103,000	107,790
Commercial Mortgage Trust Pass-Through Certificate Series 2014-LC15 Class ASB	3.53	4-10-2047	102,000	104,151
Commercial Mortgage Trust Pass-Through Certificate Series 2014-UBS2 Class A5	3.96	3-10-2047	49,000	50,280
Commercial Mortgage Trust Series 2013-CR11 Class A4	4.26	10-10-2046	127,000	133,959
Commercial Mortgage Trust Series 2013-CR12 Class A4	4.05	10-10-2046	52,000	53,723
Commercial Mortgage Trust Series 2013-CR12 Class ASB	3.62	10-10-2046	126,000	129,834
Commercial Mortgage Trust Series 2014-CR15 Class A4 ±	4.07	2-10-2047	52,000	53,766
Credit Suisse First Boston Mortgage Securities Corporation Series 2004-C5 Class A4	4.83	11-15-2037	22,129	22,450
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C5 Class A4 ±	5.10	8-15-2038	69,625	72,390
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC1A Class A1 144A	3.74	11-10-2046	92,266	96,558
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC1A Class A3 144A	5.00	11-10-2046	100,000	111,629
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	111,000	120,445
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5 ±	5.22	4-10-2037	64,000	67,087
GS Mortgage Securities Trust Series 2014-GC18 Class AAB	3.65	1-10-2047	112,000	115,002
GS Mortgage Securities Trust Series 2014-GC20 Class AAB	3.67	4-10-2047	204,000	210,118
GS Mortgage Securities Trust Series 2005-GG4 Class A4	4.75	7-10-2039	54,356	55,884
GS Mortgage Securities Trust Series 2007-GG10 Class A4 ±	5.82	8-10-2045	94,765	105,108
GS Mortgage Securities Trust Series 2013-GC16 Class A3	4.24	11-10-2046	47,000	49,550
GS Mortgage Securities Trust Series 2013-GC16 Class AAB	3.81	11-10-2046	165,000	172,002
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	339,708	378,813
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	7-15-2041	69,732	70,065
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006 Class A4 ±	5.48	12-12-2044	52,479	55,586
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB17 Class A4	5.43	12-12-2043	175,000	189,157
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A2	5.13	5-15-2047	11,689	11,792
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-C1 Class A4	5.72	2-15-2051	91,000	100,553
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C2 Class A3 144A	4.07	11-15-2043	266,000	282,593
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	8-5-2032	71,462	74,395
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C3 Class A3 144A	4.39	2-15-2046	283,000	307,825
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C4 Class A4 144A	4.39	7-15-2046	112,000	120,705
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-C8 Class ASB	2.38	10-15-2045	80,000	78,065
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A4	4.10	11-15-2045	51,000	53,101
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C8 Class A6 ±	4.80	12-15-2029	13,681	13,830
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A3 ±	5.86	7-15-2044	39,255	39,406
ML CFC Commercial Mortgage Trust Series 2007-5 Class A4	5.38	8-12-2048	205,805	222,688
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A1	1.39	7-15-2046	164,965	165,481

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A3 ±	3.97%	7-15-2046	$124,000	$129,139
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB %%	3.65	4-15-2047	112,000	115,357
Morgan Stanley Bank Trust Series 2012-C5 Class A3	2.83	8-15-2045	90,000	89,049
Morgan Stanley Bank Trust Series 2012-C6 Class A3	2.51	11-15-2045	229,000	223,027
Morgan Stanley Capital I Trust Series 2004-HQ4 Class A7	4.97	4-14-2040	34,443	34,627
Morgan Stanley Capital I Trust Series 2011-C2 Class A2 144A	3.48	6-15-2044	198,000	207,073
Morgan Stanley Mortgage Loan Trust Series 2007-6XS Class 2A1S ±	0.26	2-25-2047	7,995	7,358
Motel 6 Trust Series 2012-MTL6 Class A2 144A	1.95	10-5-2025	191,000	189,575
Sequoia Mortgage Trust Series 2011-1 Class A1 ±	4.13	2-25-2041	5,335	5,435
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A4	3.53	5-10-2063	58,000	58,289
UBS Barclays Commercial Mortgage Trust Series 2012-C3 Class A3	2.73	8-10-2049	96,000	95,290
UBS Barclays Commercial Mortgage Trust Series 2013-C6 Class ASB	2.79	4-10-2046	185,000	182,420

Total Non-Agency Mortgage Backed Securities (Cost $5,790,608)				5,812,066

U.S. Treasury Securities : 31.32%
U.S. Treasury Bond	2.75	11-15-2042	156,000	132,893
U.S. Treasury Bond	3.13	11-15-2041	412,000	381,808
U.S. Treasury Bond	3.13	2-15-2043	288,000	265,050
U.S. Treasury Bond	3.63	8-15-2043	587,000	594,154
U.S. Treasury Bond	3.63	2-15-2044	32,000	32,370
U.S. Treasury Bond	3.75	11-15-2043	100,000	103,531
U.S. Treasury Note	0.25	10-31-2015	379,000	378,926
U.S. Treasury Note ##	0.25	12-31-2015	1,657,000	1,654,929
U.S. Treasury Note	0.25	2-29-2016	513,000	511,637
U.S. Treasury Note ##	0.38	1-31-2016	622,000	622,243
U.S Treasury Note ##	0.38	3-31-2016	4,444,000	4,439,485
U.S. Treasury Note ##	0.63	8-15-2016	1,033,000	1,033,322
U.S. Treasury Note	0.63	10-15-2016	1,659,000	1,656,409
U.S. Treasury Note	0.63	9-30-2017	1,526,000	1,497,864
U.S. Treasury Note	0.75	3-15-2017	4,249,000	4,233,729
U.S. Treasury Note ##	1.38	11-30-2015	1,046,000	1,064,591
U.S. Treasury Note	1.50	1-31-2019	1,477,000	1,464,537
U.S. Treasury Note	1.50	2-28-2019	3,559,000	3,524,520
U.S. Treasury Note	1.63	3-31-2019	462,000	459,798
U.S. Treasury Note	2.00	2-28-2021	837,000	821,306
U.S. Treasury Note	2.25	3-31-2021	480,000	478,350
U.S. Treasury Note	2.75	11-15-2023	73,000	73,336
U.S. Treasury Note	2.75	2-15-2024	1,438,000	1,441,371
U.S. Treasury Note	3.13	4-30-2017	1,586,000	1,690,578

Total U.S. Treasury Securities (Cost $28,613,829)				28,556,737

Yankee Corporate Bonds and Notes : 4.58%
Consumer Discretionary : 0.20%
Oil, Gas & Consumable Fuels : 0.02%
Petrobras Global Finance Company	6.25	3-17-2024	20,000	20,608

Textiles, Apparel & Luxury Goods : 0.18%
LVMH Moet Hennessy Louis 144A	1.63	6-29-2017	163,000	164,190

Consumer Staples : 0.30%
Beverages : 0.30%
Diageo Capital plc	1.13	4-29-2018	110,000	106,991
Pernod Ricard SA 144A	5.75	4-7-2021	150,000	170,297
				277,288

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Energy : 1.05%

Energy Equipment & Services : 0.04%
Weatherford International Limited	5.95%	4-15-2042	$35,000	$37,710

Oil, Gas & Consumable Fuels : 1.01%
Canadian Oil Sands Trust Limited 144A	6.00	4-1-2042	55,000	60,704
Ecopetrol SA	7.38	9-18-2043	95,000	108,419
Petrobras Global Finance Company	3.00	1-15-2019	120,000	113,440
Petroleos Mexicanos Company ±	2.26	7-18-2018	50,000	52,125
Petroleos Mexicanos Company	5.50	6-27-2044	70,000	67,550
Petroleos Mexicanos Company 144A	6.38	1-23-2045	100,000	107,875
Statoil ASA	2.90	11-8-2020	100,000	100,928
Talisman Energy Incorporated	3.75	2-1-2021	50,000	49,722
TransCanada Pipelines Limited	4.63	3-1-2034	125,000	127,763
Transocean Incorporated	6.38	12-15-2021	120,000	134,890

				923,416

Financials : 2.05%

Banks : 1.76%
Bank of Tokyo-Mitsubishi UFJ Limited 144A	3.75	3-10-2024	200,000	201,276
ING Bank NV 144A	5.80	9-25-2023	90,000	95,993
Norddeutsche Landesbank Pfandbriefe 144A	2.00	2-5-2019	400,000	396,632
Nordea Bank AB 144A%%	2.38	4-4-2019	280,000	278,796
Royal Bank of Scotland Group plc	6.00	12-19-2023	200,000	204,818
Standard Chartered plc Subordinated 144a 144A	5.70	3-26-2044	200,000	198,120
Swedbank AB 144A	2.38	2-27-2019	225,000	224,111

				1,599,746

Diversified Financial Services : 0.23%
Volkswagen International Finance NV 144A	1.13	11-18-2016	210,000	209,993

Insurance : 0.06%
XLIT Limited	5.25	12-15-2043	55,000	58,293

Health Care : 0.17%

Pharmaceuticals : 0.17%
Perrigo Company 144A	4.00	11-15-2023	90,000	89,978
Teva Pharmaceutical Finance LLC	3.65	11-10-2021	65,000	65,116

				155,094

Materials : 0.32%

Chemicals : 0.11%
LYB International Finance BV	4.88	3-15-2044	65,000	64,883
LYB International Finance BV	5.25	7-15-2043	35,000	36,858

				101,741

Metals & Mining : 0.21%
BHP Billiton Finance USA Limited	5.00	9-30-2043	95,000	100,527
Vale SA	5.63	9-11-2042	19,000	17,773
Xstrata Finance Canada 144A	2.05	10-23-2015	71,000	71,820

				190,120

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Telecommunication Services : 0.33%

Diversified Telecommunication Services : 0.08%
Telefonica Emisiones SAU	4.57%	4-27-2023	$70,000	$71,497

Wireless Telecommunication Services : 0.25%
America Movil SAB de CV	3.13	7-16-2022	235,000	224,249

Utilities : 0.16%

Electric Utilities : 0.16%
Electricite de France 144A	4.88	1-22-2044	55,000	54,816
Electricite de France 144A	6.00	1-22-2114	85,000	89,199

				144,015

Total Yankee Corporate Bonds and Notes (Cost $4,140,661)				4,177,960

Yankee Government Bonds : 1.87%

			Shares	Value
Yankee Government Bonds : 1.87%
Federal Republic of Brazil	4.25	1-7-2025	165,000	159,638
Japan Bank for International Cooperation	1.75	7-31-2018	220,000	219,536
Republic of Poland	4.00	1-22-2024	168,000	168,882
Republic of Slovenia 144A	4.75	5-10-2018	200,000	213,754
Republic of Slovenia 144A	5.25	2-18-2024	200,000	207,564
Slovak Republic 144A	4.38	5-21-2022	375,000	397,358
United Mexican States	3.50	1-21-2021	50,000	50,625
United Mexican States	5.75	10-12-2110	290,000	284,925

Total Yankee Government Bonds (Cost $1,686,128)				1,702,282

Short-Term Investments : 1.10%

		Yield
Investment Companies : 1.10%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07		1,000,353	1,000,353

Total Short-Term Investments (Cost $1,000,353)					1,000,353

Total investments in securities (Cost $101,488,888)*	111.68%				101,827,177

		Interest rate		Principal
TBA Sale Commitments : (0.55%)
FNMA %%	(0.55)	2.50	12-1-2029	(500,000)	(499,609)
Total TBA Sale Commitments (Proceeds $(498,813))					(499,609)

Other assets and liabilities, net	(11.13)				(10,147,421)

Total net assets	100.00%				$91,180,147

±	Variable rate investment. The interest rate shown is the rate in effect at period end.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
%%	Security issued on a when-issued basis.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

##	All or a portion of this security has been segregated for when-issued securities.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $101,620,606 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$986,001
Gross unrealized depreciation	(779,430)

Net unrealized appreciation	$206,571

Wells Fargo Advantage VT Total Return Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TBA sale commitments

The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$30,650,249	$0	$30,650,249
Asset-backed securities	0	11,672,998	0	11,672,998
Corporate bonds and notes	0	16,635,606	0	16,635,606
Municipal obligations	0	921,659	0	921,659
Non-agency mortgage backed securities	0	6,509,333	0	6,509,333
U.S. Treasury securities	28,556,737	0	0	28,556,737
Yankee corporate bonds and notes	0	4,177,960	0	4,177,960
Yankee government bonds	0	1,702,282	0	1,702,282
Short-term investments
Investment companies	1,000,353	0	0	1,000,353

	$29,557,090	$72,270,087	$0	$101,827,177

As of March 31, 2014, the inputs used in valuing TBA sale commitments were as follows:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
TBA sale commitments	$0	$(499,609)	$0	$(499,609)

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch President

Date: May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: May 22, 2014

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: May 22, 2014